As filed with the Securities and Exchange
                  Commission on October 25, 2002


                                           File No. 2-63315
                                                   811-2889

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   Pre-Effective Amendment No.

                Post-Effective Amendment No. 31               X

                              and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT
                       COMPANY ACT OF 1940

                        Amendment No. 30                      X

                   ALLIANCE GOVERNMENT RESERVES
        (Exact Name of Registrant as Specified in Charter)

      1345 Avenue of the Americas, New York, New York 10105
        (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code:
                          (800) 221-5672

                      EDMUND P. BERGAN, JR.
                 Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                     New York, New York 10105
             (Name and address of agent for service)

                   Copies of communications to:
                       Patricia A. Poglinco
                       Seward & Kissel LLP
                      One Battery Park Plaza
                     New York, New York 10004


It is proposed that this filing will become effective (check appropriate line)

         _____ immediately upon filing pursuant to paragraph (b)
           X   on October 28, 2002 pursuant to paragraph (b)
         _____
         _____ 60 days after filing pursuant to paragraph (a)
         _____ on (date) pursuant to paragraph (a) of rule 485.
         _____ 75 days after filing pursuant to paragraph (a)(2)
         _____ on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Alliance Capital Reserves

Alliance Money Reserves

Alliance Government Reserves

Alliance Treasury Reserves

Alliance Municipal Trust

      - General Portfolio

      - New York Portfolio

      - California Portfolio

      - Connecticut Portfolio

      - New Jersey Portfolio

      - Virginia Portfolio

      - Florida Portfolio

      - Massachusetts Portfolio

      - Pennsylvania Portfolio

      - Ohio Portfolio

      - North Carolina Portfolio


Prospectus
November 1, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios, including a detailed description of the risks of an investment in the Portfolios, after this summary.

      Objectives: The investment objectives of each of the Portfolios, except Alliance Money Reserves, are--in the following order of priority--safety of principal, liquidity, and maximum current income (exempt from income taxation to the extent described in this Prospectus in the case of each Portfolio of Alliance Municipal Trust) to the extent consistent with the first two objectives. Alliance Money Reserves' investment objective is maximum current income to the extent consistent with safety of principal and liquidity.

      Principal Investment Strategy: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each of Alliance Capital Reserves and Alliance Money Reserves pursues its objectives by investing in a portfolio of high-quality, U.S. dollar-denominated money market securities. Alliance Government Reserves pursues its objectives by investing in a portfolio of U.S. Government securities (including its agencies and instrumentalities). Alliance Treasury Reserves pursues its objectives by investing in a portfolio of U.S. Treasury securities. Each Portfolio of Alliance Municipal Trust pursues its objectives by investing in a portfolio of high-quality municipal securities. Each state-specific Portfolio of Alliance Municipal Trust pursues its objectives by investing primarily in municipal securities issued by the particular state or securities exempt from the personal income tax of such state. The General Portfolio of Alliance Municipal Trust is diversified; the remaining Portfolios of Alliance Municipal Trust are non-diversified and only offered to residents of the named states.

      The Portfolios invest primarily in the following money market securities:

      o Alliance Capital Reserves and Alliance Money Reserves. Obligations of the U.S. Government, its agencies or instrumentalities, obligations of certain banks and savings and loan associations, high-quality securities of corporate issuers, adjustable rate obligations, asset-backed securities and repurchase agreements.

      o Alliance Government Reserves. Obligations of the U.S. Government, its agencies or instrumentalities, adjustable rate obligations and repurchase agreements.

      o Alliance Treasury Reserves. Obligations of the U.S. Treasury, such as bills, notes and bonds, adjustable rate obligations and repurchase agreements.

      o Alliance Municipal Trust. High-quality municipal securities including, with respect to the state Portfolios, those issued by the named states or their political subdivisions.

      Principal Risks: The principal risks of investing in each Portfolio are:

      o Interest Rate Risk. This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in debt securities.

      o Credit Risk. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

      In addition, the principal risks of investing in each Portfolio of Alliance Municipal Trust are:

      o Municipal Market Risk. This is the risk that special factors, such as political or legislative changes and local and business developments, may adversely affect the yield or value of a Portfolio's investment. Because the Portfolios, except for the General Portfolio, invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences.

      o Diversification Risk. The Portfolios that invest in particular states may invest more of their assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on these Portfolios.

      Another important thing for you to note:

      An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

PERFORMANCE AND BAR CHART INFORMATION

      For each Portfolio, the performance table shows the Portfolio's average annual total returns and the bar chart shows the Portfolio's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

      o the Portfolio's average annual total returns for 1, 5, and 10 years (or over the life of the Portfolio if less than 10 years old); and

      o changes in the Portfolio's performance from year to year over 10 years (or over the life of the Portfolio if less than 10 years old).

      A Portfolio's past performance does not necessarily indicate how it will perform in the future.


      You may obtain current seven-day yield information for any Portfolio by calling (800) 221-5672 or your intermediary.


ALLIANCE CAPITAL RESERVES (ACR)

                                PERFORMANCE TABLE


                         1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
                         3.33%       4.56%      4.16%
--------------------------------------------------------------------------------


                                    BAR CHART

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  3.34%   2.46%   3.33%   5.14%   4.58%   4.77%   4.71%   4.40%   5.60%   3.33%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End


      Through September 30, 2002, the year to date unannualized return for the Portfolio was .71%. During the period shown in the bar chart, the highest return for a quarter was 1.45% (quarter ending September 30, 2000) and the lowest return for a quarter was .39% (quarter ending December 31, 2001).


ALLIANCE MONEY RESERVES (AMR)

                                PERFORMANCE TABLE


                         1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
                          3.33%       4.56%      4.15%
--------------------------------------------------------------------------------


                                    BAR CHART

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  3.32%   2.46%   3.26%   5.14%   4.59%   4.77%   4.71%   4.39%   5.61%   3.33%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End


      Through September 30, 2002, the year to date unannualized return for the Portfolio was .72%. During the period shown in the bar chart, the highest return for a quarter was 1.45% (quarter ending September 30, 2000) and the lowest return for a quarter was .39% (quarter ending December 31, 2001).

ALLIANCE GOVERNMENT RESERVES (AGR)

                                PERFORMANCE TABLE


                         1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
                          3.20%       4.44%      4.05%
--------------------------------------------------------------------------------

                                    BAR CHART


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  3.21%   2.36%   3.27%   5.02%   4.48%   4.67%   4.60%   4.26%   5.47%   3.20%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End


      Through September 30, 2002, the year to date unannualized return for the Portfolio was .65%. During the period shown in the bar chart, the highest return for a quarter was 1.42% (quarter ending September 30, 2000) and the lowest return for a quarter was .36% (quarter ending December 31, 2001).


ALLIANCE TREASURY RESERVES (ATR)

                                PERFORMANCE TABLE

                                                    Since
                         1 Year      5 Years    Inception*
--------------------------------------------------------------------------------

                          3.04%       4.22%       4.26%
--------------------------------------------------------------------------------

*     Inception date: 9/1/93.

                                    BAR CHART

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

   n/a     n/a    3.73%   5.10%   4.53%   4.66%   4.36%   3.92%   5.12%   3.04%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End


      Through September 30, 2002, the year to date unannualized return for the Portfolio was .56%. During the period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ending December 31, 2000) and the lowest return for a quarter was .38% (quarter ending December 31, 2001).


ALLIANCE MUNICIPAL TRUST

General Portfolio (AMT-GEN)

                                PERFORMANCE TABLE

                         1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
                          1.92%       2.65%      2.57%
--------------------------------------------------------------------------------

                                    BAR CHART


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  2.66%   1.83%   2.17%   3.11%   2.76%   2.90%   2.67%   2.44%   3.31%   1.92%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End


      Through September 30, 2002, the year to date unannualized return for the Portfolio was .46%. During the period shown in the bar chart, the highest return for a quarter was .88% (quarter ending June 30, 2000) and the lowest return for a quarter was .26% (quarter ending December 31, 2001).

New York Portfolio (AMT-NY)

                                PERFORMANCE TABLE


                         1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
                         1.64%       2.47%       2.46%
--------------------------------------------------------------------------------


                                    BAR CHART

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  2.67%   1.74%   2.15%   3.10%   2.70%   2.86%   2.48%   2.27%   3.09%   1.64%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End


      Through September 30, 2002, the year to date unannualized return for the Portfolio was .28%. During the period shown in the bar chart, the highest return for a quarter was .83% (quarter ending June 30, 2000) and the lowest return for a quarter was .17% (quarter ending December 31, 2001).


California Portfolio (AMT-CA)

                                PERFORMANCE TABLE


                         1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
                          1.60%       2.35%      2.41%
--------------------------------------------------------------------------------


                                    BAR CHART

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  2.54%   1.84%   2.15%   3.06%   2.75%   2.80%   2.48%   2.16%   2.71%   1.60%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End


      Through September 30, 2002, the year to date unannualized return for the Portfolio was .43%. During the period shown in the bar chart, the highest return for a quarter was .80% (quarter ending June 30, 1995) and the lowest return for a quarter was .22% (quarter ending December 31, 2001).


Connecticut Portfolio (AMT-CT)

                                PERFORMANCE TABLE


                         1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
                          1.56%       2.44%      2.44%
--------------------------------------------------------------------------------


                                    BAR CHART

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  2.55%   1.76%   2.10%   3.05%   2.72%   2.84%   2.48%   2.28%   3.03%   1.56%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End


      Through September 30, 2002, the year to date unannualized return for the Portfolio was .25%. During the period shown in the bar chart, the highest return for a quarter was .81% (quarter ending December 31, 2000) and the lowest return for a quarter was .16% (quarter ending December 31, 2001).

New Jersey Portfolio (AMT-NJ)

                                PERFORMANCE TABLE


                                                    Since
                         1 Year      5 Years    Inception*
--------------------------------------------------------------------------------
                          1.67%       2.42%        2.54%
--------------------------------------------------------------------------------

*     Inception date: 2/7/94.


                                    BAR CHART

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

   n/a     n/a     n/a    3.13%   2.69%   2.78%   2.44%   2.22%   3.01%   1.67%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End


      Through September 30, 2002, the year to date unannualized return for the Portfolio was .30%. During the period shown in the bar chart, the highest return for a quarter was .82% (quarter ending June 30, 1995) and the lowest return for a quarter was .18% (quarter ending December 31, 2001).


Virginia Portfolio (AMT-VA)

                                PERFORMANCE TABLE


                                                    Since
                         1 Year      5 Years    Inception*
--------------------------------------------------------------------------------
                          1.82%       2.61%       2.75%
--------------------------------------------------------------------------------

*     Inception date: 10/25/94.


                                    BAR CHART

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

   n/a     n/a     n/a    3.35%   2.77%   2.98%   2.60%   2.41%   3.24%   1.82%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End


      Through September 30, 2002, the year to date unannualized return for the Portfolio was .34%. During the period shown in the bar chart, the highest return for a quarter was .92% (quarter ending June 30, 1995) and the lowest return for a quarter was .22% (quarter ending December 31, 2001).


Florida Portfolio (AMT-FL)

                                PERFORMANCE TABLE


                                                    Since
                         1 Year      5 Years    Inception*
--------------------------------------------------------------------------------
                          1.82%       2.62%       2.75%
--------------------------------------------------------------------------------

*     Inception date: 7/28/95.


                                    BAR CHART

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

   n/a     n/a     n/a     n/a    2.98%   3.05%   2.62%   2.41%   3.22%   1.82%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End


      Through September 30, 2002, the year to date unannualized return for the Portfolio was .33%. During the period shown in the bar chart, the highest return for a quarter was .82% (quarter ending June 30, 1997) and the lowest return for a quarter was .22% (quarter ending December 31, 2001).

Massachusetts Portfolio (AMT-MA)


                                PERFORMANCE TABLE


                                                 Since
                             1 Year          Inception*
--------------------------------------------------------------------------------
                             1.66%              2.52%
--------------------------------------------------------------------------------


*     Inception date: 4/17/97.

                                    BAR CHART

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

   n/a     n/a     n/a     n/a     n/a     n/a    2.53%   2.34%   3.10%   1.66%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End


      Through September 30, 2002, the year to date unannualized return for the Portfolio was .29%. During the period shown in the bar chart, the highest return for a quarter was .83% (quarter ending June 30, 2000) and the lowest return for a quarter was .20% (quarter ending December 31, 2001).

Pennsylvania Portfolio (AMT-PA)


                                PERFORMANCE TABLE


                                                 Since
                            1 Year           Inception*
--------------------------------------------------------------------------------
                            1.79%               2.26%
--------------------------------------------------------------------------------

*     Inception date: 7/31/00.

                                    BAR CHART

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

   n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a    1.79%
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   92      93       94      95      96     97      98       99      00     01
                                                              Calendar Year End

      Through September 30, 2002, the year to date unannualized return for the Portfolio was .43%. During the period shown in the bar chart, the highest return for a quarter was .60% (quarter ending June 30, 2001) and the lowest return for a quarter was .22% (quarter ending December 31, 2001).

      There is no performance table or bar chart for the Ohio (AMT-OH) and North Carolina (AMT-NC) Portfolios because they have not completed a full calendar year of operations.


--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Transaction Expenses (fees paid directly from your investment)--None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


                                      ACR        AMR        AGR       ATR      AMT-GEN     AMT-NY    AMT-CA     AMT-CT
                                      ---        ---        ---       ---      -------     ------    ------     ------
Management Fees ................      .46%       .49%       .46%       .50%       .50%       .50%       .50%       .50%
Distribution (12b-1) Fees             .25%       .25%       .25%       .25%       .25%       .25%       .25%       .25%
Other Expenses .................      .29%       .25%       .30%       .25%       .24%       .26%       .23%       .33%
                                     ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio Operating
  Expenses .....................     1.00%      0.99%      1.01%      1.00%      0.99%      1.01%      0.98%      1.08%
  Waiver and/or Expense
    Reimbursement* .............     (.00)%     (.00)%     (.01)%     (.00)%     (.00)%     (.01)%     (.00)%     (.08)%
                                     ----       ----       ----       ----       ----       ----       ----       ----
Net Expenses ...................     1.00%      0.99%      1.00%      1.00%      0.99%      1.00%      0.98%      1.00%
                                     ====       ====       ====       ====       ====       ====       ====       ====

                                        AMT-NJ      AMT-VA    AMT-FL     AMT-MA     AMT-PA     AMT-OH      AMT-NC
                                        ------      ------    ------     ------     ------     ------      ------
Management Fees ................          .50%       .50%       .50%       .50%       .50%       .50%       .50%
Distribution (12b-1) Fees                 .25%       .25%       .25%       .25%       .25%       .25%       .25%
Other Expenses .................          .29%       .32%       .29%       .39%       .43%      1.40%      3.63%
                                         ----       ----       ----       ----       ----      -----      -----
Total Portfolio Operating
  Expenses .....................         1.04%      1.07%      1.04%      1.14%      1.18%      2.15%      4.38%
  Waiver and/or Expense
    Reimbursement* .............         (.04)%     (.07)%     (.04)%     (.14)%     (.18)%    (1.15)%    (3.38)%
                                         ----       ----       ----       ----       ----      -----      -----
Net Expenses ...................         1.00%      1.00%      1.00%      1.00%      1.00%      1.00%      1.00%
                                         ====       ====       ====       ====       ====      =====      =====


EXAMPLES*

      The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                     ACR       AMR       AGR     ATR       AMT-GEN   AMT-NY    AMT-CA     AMT-CT
                   ------    ------    ------   ------     -------   ------    ------     ------
1 Year .........   $  102    $  101    $  102   $  102     $  101    $  102    $  100     $  102
3 Years ........   $  318    $  315    $  318   $  318     $  315    $  318    $  312     $  318
5 Years ........   $  552    $  547    $  552   $  552     $  547    $  552    $  542     $  552
10 Years .......   $1,225    $1,213    $1,225   $1,225     $1,213    $1,225    $1,201     $1,225

                      AMT-NJ    AMT-VA     AMT-FL    AMT-MA    AMT-PA     AMT-OH    AMT-NC
                      ------    ------     ------    ------    ------     ------    ------
1 Year .........      $  102    $  102     $  102    $  102    $  102     $  102    $  102
3 Years ........      $  318    $  318     $  318    $  318    $  318     $  318    $  318
5 Years ........      $  552    $  552     $  552    $  552    $  552     $  552    $  552
10 Years .......      $1,225    $1,225     $1,225    $1,225    $1,225     $1,225    $1,225

* Reflects Alliance's contractual waiver (which continues from year to year unless changed by vote of a Portfolio's shareholders) of a portion of its advisory fee and/or reimbursement of a portion of a Portfolio's operating expenses so that the Portfolio's expense ratio does not exceed 1.00%.

--------------------------------------------------------------------------------
    OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

      This section of the Prospectus provides a more complete description of the investment objectives, principal strategies and risks of the Portfolios.

      Please note:

      o Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in each Portfolio's Statement of Additional Information or SAI.

      o There can be no assurance that any Portfolio will achieve its investment objectives.

      o Except as noted, the Portfolios' investment objectives and strategies are not fundamental and thus can be changed without a shareholder vote.

Investment Objectives and Strategies

      The investment objectives of each Portfolio, except AMR, are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income (exempt from income taxation to the extent described in this Prospectus with respect to each Portfolio of AMT). The investment objective of AMR is maximum current income to the extent consistent with safety of principal and liquidity. The investment objectives of ACR, AMR, AGR and ATR are fundamental.

      As money market funds, the Portfolios must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's investments. Under that Rule, each Portfolio's investments must each have a remaining maturity of no more than 397 days, which is a fundamental policy for ACR, AMR, AGR, ATR and AMT, except for the Florida, Massachusetts, Pennsylvania, Ohio and North Carolina Portfolios. In addition, each Portfolio must maintain an average weighted maturity that does not exceed 90 days.

Alliance Capital Reserves


      As a matter of fundamental policy, ACR pursues its objectives by maintaining a portfolio of high-quality money market securities. ACR's investments may include:


      o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

      o certificates of deposit, bankers' acceptances, and interest-bearing savings deposits that are issued or guaranteed by (i) banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation and have total assets of more than $1 billion, or (ii) foreign branches of U.S. banks and U.S. branches of foreign banks that have total assets of more than $1 billion (or, if not rated, determined by Alliance to be of comparable quality);

      o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      As a matter of fundamental policy, ACR does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.

Alliance Money Reserves

      As a matter of fundamental policy, AMR pursues its objectives by maintaining a portfolio of high-quality money market securities. AMR's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      o certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loans associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;

      o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      As a matter of fundamental policy, AMR does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.

Alliance Government Reserves

      As a matter of fundamental policy, AGR may not purchase securities other than marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, or repurchase agreements pertaining thereto. AGR's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, and bonds;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.


      AGR may also purchase when-issued securities.


Alliance Treasury Reserves

      As a matter of fundamental policy, ATR may not purchase securities other than marketable obligations of the U.S. Treasury or repurchase agreements relating thereto. ATR's investments may include:

      o issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, and bonds;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.


      ATR may also purchase when-issued securities.


Alliance Municipal Trust

      As a matter of fundamental policy, each AMT Portfolio normally invests at least 80% of its net assets in high-quality municipal securities. As used in this section for each Portfolio of AMT, for purposes of this policy and the 80% policy described below with respect to each Portfolio's investment in high-quality municipal securities of the respective state, "net assets" means net assets plus borrowings, if any, for investment purposes. Although the Portfolios may invest up to 20% of their total assets in taxable money market securities, substantially all of each Portfolio's income normally will be tax-exempt. Each Portfolio investing in a particular state may purchase municipal securities issued by other states if Alliance believes that suitable municipal securities of that state are not available for investment. To the extent of its investments in other states' municipal securities, a Portfolio's income will be exempt only from Federal income tax, not state personal income tax.

      Each Portfolio may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax.

      General Portfolio. AMT-GEN seeks maximum current income exempt from Federal income taxes by investing principally in a diversified portfolio of high-quality municipal securities. The Portfolio's income may be subject to state or local income taxes.

      New York Portfolio. AMT-NY seeks maximum current income exempt from Federal, New York state, and New York City personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of New York or its political subdivisions, or securities otherwise exempt from New York state income tax.

      California Portfolio. AMT-CA seeks maximum current income exempt from Federal and California state personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of California or its political subdivisions, or securities otherwise exempt from California state income tax.

      Connecticut Portfolio. AMT-CT seeks maximum current income exempt from Federal and Connecticut state personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of Connecticut or its political subdivisions, or securities otherwise exempt from Connecticut state income tax.

      New Jersey Portfolio. AMT-NJ seeks maximum current income exempt from Federal and New Jersey state personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of New Jersey or its political subdivisions, or securities otherwise exempt from New Jersey state income tax.

      Virginia Portfolio. AMT-VA seeks maximum current income exempt from Federal and Commonwealth of Virginia personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions, or securities otherwise exempt from Virginia state income tax.


      Florida Portfolio. AMT-FL seeks maximum current income exempt from Federal income tax and State of Florida intangible tax by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions, or securities otherwise exempt from Florida state intangible tax.


      Massachusetts Portfolio. AMT-MA seeks maximum current income exempt from Federal and Commonwealth of Massachusetts personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the Commonwealth of Massachusetts or its political subdivisions, or securities otherwise exempt from Massachusetts state income tax. AMT-MA also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

      Pennsylvania Portfolio. AMT-PA seeks maximum current income exempt from Federal and Commonwealth of Pennsylvania personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the Commonwealth of Pennsylvania or its political subdivisions, or securities otherwise exempt from Pennsylvania state income tax. AMT-PA also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

      Ohio Portfolio. AMT-OH seeks maximum current income exempt from Federal and Ohio personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of Ohio or its political subdivisions, or securities otherwise exempt from Ohio state income tax. AMT-OH also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

      North Carolina Portfolio. AMT-NC seeks maximum current income exempt from Federal and North Carolina personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of North Carolina or its political subdivisions, or securities otherwise exempt from North Carolina state income tax. AMT-NC also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

      Municipal Securities. The AMT Portfolios' investments in municipal securities may include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

      Each AMT Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the AMT Portfolio to maintain a stable net asset value. Adjustable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal

Deposit Insurance Corporation member banks having total assets of more than $1 billion.

      Each AMT Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but each AMT Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. Each AMT Portfolio may also purchase when-issued securities.


      Taxable Money Market Securities. An AMT Portfolio's investment of up to 20% of its total assets in taxable money market securities may include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

      Temporary Defensive Position. For temporary defensive purposes when financial, economic, or market conditions warrant, each Portfolio may invest any amount of its assets in taxable money market securities. When the Portfolios are investing for temporary defensive purposes, they may not achieve their investment objectives.

Risk Considerations

      The Portfolios' principal risks are interest rate risk, credit risk and, with respect to each AMT Portfolio, municipal market risk. Because the Portfolios invest in short-term securities, a decline in interest rates will affect the Portfolios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

      The quality and liquidity of certain of the AMT Portfolios' investments in municipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. Alliance continuously monitors the credit quality of third parties; however, changes in the credit quality of one of these financial institutions could cause a Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

      Each AMT Portfolio is subject to municipal market risk. Municipal market risk is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of a Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the AMT Portfolios, except for the General Portfolio, may invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences. A Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.


      A Portfolio's investments in when-issued securities are subject to the risk of market fluctuations because the Portfolio agrees to buy the securities at a certain price even though the market price of the securities at the time of delivery may be lower than the agreed-upon purchase price.


      The Portfolios' (except for AGR and ATR) investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign entities are subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation, or confiscatory taxation, political changes, or diplomatic developments that could adversely affect a Portfolio's investments.

      The Portfolios may invest up to 10% of their net assets in illiquid securities, including illiquid restricted securities with respect to ACR, AMR, AMT-MA, AMT-PA, AMT-OH and AMT-NC. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

      The Portfolios also are subject to management risk because they are actively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------


      The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of June 30, 2002 totaling more than $412 billion (of which more than $157 billion represented assets of investment companies). As of June 30, 2002, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 44 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 57 registered investment companies managed by Alliance, comprising 145 separate investment portfolios, currently have more than 7.5 million shareholder accounts.

      Under its Advisory Agreement with the Portfolios, Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each of the following Portfolios paid Alliance, for the fiscal year ended June 30, 2002, as a percentage of average daily net assets:


                                                        Fee as a percentage of
Portfolio                                              average daily net assets*
--------------------------------------------------------------------------------
Alliance Capital Reserves                                        .46%
Alliance Money Reserves                                          .49%
Alliance Government Reserves                                     .45%
Alliance Treasury Reserves                                       .50%
Alliance Municipal Trust
  General Portfolio                                              .50%


                                                        Fee as a percentage of
Portfolio                                              average daily net assets*
--------------------------------------------------------------------------------
New York Portfolio                                             .49%
California Portfolio                                           .50%
Connecticut Portfolio                                          .42%
New Jersey Portfolio                                           .46%
Virginia Portfolio                                             .43%
Florida Portfolio                                              .46%
Massachusetts Portfolio                                        .36%
Pennsylvania Portfolio                                         .32%
Ohio Portfolio                                                   0%
NorthCarolina Portfolio                                          0%


* Fees are stated net of waivers and/or reimbursements for each Portfolio except ACR, AMR, ATR, AMT-GEN and AMT-CA. See the "Annual Portfolio Operating Expenses" table at the beginning of the Prospectus for more information about fee waivers.


      Pursuant to the Advisory Agreement, unless changed by a vote of a Portfolio's shareholders, the Adviser will reimburse each Portfolio to the extent that the Portfolio's aggregate operating expenses exceed 1% of its average daily net assets for any fiscal year.


      Alliance makes significant payments from its own resources, which may include the management fees paid by the Portfolios, to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of the Portfolio's shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

--------------------------------------------------------------------------------
                      HOW THE PORTFOLIOS VALUE THEIR SHARES
--------------------------------------------------------------------------------


      Each of the Portfolio's net asset value, or NAV, which is the price at which shares of the Portfolios are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or State Street Bank is closed).


      To calculate NAV, a Portfolio's assets are valued and totaled, liabilities subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Other

      Each Portfolio has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. Investments receive the full dividend for a day if Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m., Eastern time, on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 Noon, Eastern time. Redemption proceeds are wired or mailed the same day or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

      The Portfolios offer a variety of shareholder services. For more information about these services, telephone AGIS at (800) 221-5672.

      A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolios.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

      Each Portfolio's net income is calculated at 4:00 p.m., Eastern time, each business day and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. Each Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. A Portfolio's dividend distributions of net income (or short-term capital gains) that are not tax-exempt will be taxable to you as ordinary income.

      Distributions of long-term capital gains, if any, generally will be taxable to you as long-term capital gains. A Portfolio's distributions also may be subject to certain state and local taxes.

      Each year shortly after December 31, the Portfolios will send you tax information stating the amount and type of all of their distributions for the year.

      Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Alliance Municipal Trust

      Distributions to you out of tax-exempt interest income earned by the AMT Portfolios are not subject to Federal income tax (other than the alternative minimum tax), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the alternative minimum tax will be a specific preference item for purposes of the Federal individual and corporate alternative minimum tax.


      For each Portfolio, except AMT-NY and AMT-CT, distributions out of interest income earned from U.S. Government securities will be exempt from state personal income tax or other state taxes described below.

      New York Portfolio. Distributions to residents of New York out of interest income earned by AMT-NY from New York municipal securities are exempt from New York state and New York City personal income taxes.

      California Portfolio. Distributions to residents of California out of interest income earned by AMT-CA from California municipal securities are exempt from California personal income taxes.

      Connecticut Portfolio. Distributions to individuals who are residents of Connecticut out of interest income earned by AMT-CT from Connecticut municipal securities are exempt from Connecticut personal income taxes.

      New Jersey Portfolio. Distributions to residents of New Jersey out of interest income earned by AMT-NJ from New Jersey municipal securities are exempt from New Jersey state personal income taxes. Distributions from the New Jersey Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax payable by corporate shareholders.

      Virginia Portfolio. Distributions to residents of Virginia out of interest income earned by AMT-VA from Virginia municipal securities are exempt from Virginia individual, estate, trust, or corporate income tax.

      Florida Portfolio. Dividends paid by AMT-FL to individual Florida shareholders will not be subject to

Florida income tax, which is imposed only on corporations. However, Florida currently imposes an "intangible tax" at the rate of $1.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that AMT-FL shares will qualify for exemption from the Florida intangible tax. In order to so qualify, AMT-FL must, among other things, have at least 90% of the net asset value of its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by AMT-FL to corporate shareholders will be subject to Florida corporate income tax.

      Massachusetts Portfolio. Distributions to residents of Massachusetts out of interest income earned by AMT-MA from Massachusetts municipal securities are exempt from Massachusetts state personal income taxes.

      Pennsylvania Portfolio. Distributions to residents of Pennsylvania out of interest income earned by AMT-PA from Pennsylvania municipal securities will be exempt from Pennsylvania personal and fiduciary income taxes, the Philadelphia School District investment net income tax and the Pennsylvania corporate net income tax. Distributions of capital gains will be subject to Pennsylvania individual, fiduciary and corporate income taxes, but will not be taxable for purposes of the Philadelphia School District investment net income tax. AMT-PA shares are included for purposes of determining a corporation's capital stock value subject to the Pennsylvania capital stock/franchise tax.

     Ohio Portfolio. Distributions to residents of Ohio out of interest income and capital gains earned by AMT-OH from Ohio municipal securities will be exempt from the Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes, and will not be includable in the net income tax base of the Ohio franchise tax. Portfolio shares will be included in a corporation's tax base for purposes of computing the Ohio corporate franchise tax on a net worth basis.


      North Carolina Portfolio. Distributions to shareholders resident in North Carolina and to shareholders that are trusts and estates will be exempt from North Carolina income tax to the extent such distributions are exempt from Federal income tax and attributable to interest on obligations of North Carolina or its political subdivisions; and nonprofit educational institutions organized or chartered under the laws of North Carolina. Shares of the Portfolio will not be subject to an intangibles tax in North Carolina.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

      The Portfolios have adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows the Portfolios to pay asset-based sales charges or distribution and service fees in connection with the distribution of their shares. The Portfolios pay these fees in the amount of 0.25% as a percent of aggregate average daily net assets. Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

      During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGISis not responsible for the authenticity of telephone requests to purchase or sell shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Intermediaries may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


      The financial highlights table is intended to help you understand a Portfolio's financial performance for the past five years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Portfolios' independent accountants for the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000 and by other independent accountants for years prior to June 30, 2000. The report of PricewaterhouseCoopers LLP, along with the Portfolios' financial statements, appears in the Portfolios' Annual Reports, which are available upon request.

                                                     Alliance Capital Reserves-Year Ended June 30,
                                            ==============================================================
                                              2002          2001          2000          1999         1998
                                            =======       =======       =======       =======       ======
Net asset value, beginning of period ..     $  1.00       $  1.00       $  1.00       $  1.00       $ 1.00
                                            -------       -------       -------       -------       ------
Income from Investment Operations
Net investment income .................        .016          .051          .049          .043         .047
                                            -------       -------       -------       -------       ------
Less: Dividends
Dividends from net investment income ..       (.016)        (.051)        (.049)        (.043)       (.047)
                                            -------       -------       -------       -------       ------
Net asset value, end of period ........     $  1.00       $  1.00       $  1.00       $  1.00       $ 1.00
                                            =======       =======       =======       =======       ======
Total Return
Total investment return based
   on net asset value (a) .............        1.58%         5.18%         4.97%         4.40%        4.83%
Ratios/Supplemental Data
Net assets, end of period (in millions)     $12,998       $13,405       $10,182       $10,278       $8,015
Ratio of expenses to average
   net assets .........................        1.00%         1.00%         1.00%          .99%        1.00%
Net investment income .................        1.58%         4.99%         4.88%         4.29%        4.71%

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

                                                                    Alliance Money Reserves-Year Ended June 30,
                                                        ================================================================
                                                         2002         2001         2000            1999            1998
                                                        ======       ======       ======          ======          ======
Net asset value, beginning of period ..............     $ 1.00       $ 1.00       $ 1.00          $ 1.00          $ 1.00
                                                        ------       ------       ------          ------          ------
Income from Investment Operations
Net investment income .............................       .016         .051         .049(a)         .043(a)         .047(a)
                                                        ------       ------       ------          ------          ------
Less: Dividends
Dividends from net investment income ..............      (.016)       (.051)       (.049)          (.043)          (.047)
                                                        ------       ------       ------          ------          ------
Net asset value, end of period ....................     $ 1.00       $ 1.00       $ 1.00          $ 1.00          $ 1.00
                                                        ======       ======       ======          ======          ======
Total Return
Total investment return based on net asset value(b)       1.58%        5.19%        4.98%           4.39%           4.83%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...........     $2,571       $1,911       $1,812          $1,407          $1,166
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ....        .99%        1.00%        1.00%           1.00%           1.00%
   Expenses, before waivers and reimbursements ....        .99%        1.00%        1.01%           1.02%           1.02%
   Net investment income ..........................       1.54%        5.06%        4.90%(a)        4.28%(a)        4.72%(a)

                                                                Alliance Government Reserves-Year Ended June 30,
                                                        ================================================================
                                                         2002         2001         2000            1999            1998
                                                        ======       ======       ======          ======          ======
Net asset value, beginning of period ..............     $ 1.00       $ 1.00       $ 1.00          $ 1.00          $ 1.00
                                                        ------       ------       ------          ------          ------
Income from Investment Operations
Net investment income(a) ..........................       .015         .049         .047            .042            .046
                                                        ------       ------       ------          ------          ------
Less: Dividends
Dividends from net investment income ..............      (.015)       (.049)       (.047)          (.042)          (.046)
                                                        ------       ------       ------          ------          ------
Net asset value, end of period ....................     $ 1.00       $ 1.00       $ 1.00          $ 1.00          $ 1.00
                                                        ======       ======       ======          ======          ======
Total Return
Total investment return based on net asset value(b)       1.49%        5.05%        4.82%           4.27%           4.74%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...........     $7,800       $7,192       $5,867          $5,583          $4,909
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ....       1.00%        1.00%        1.00%           1.00%           1.00%
   Expenses, before waivers and reimbursements ....       1.01%        1.01%        1.03%           1.02%           1.01%
   Net investment income(a) .......................       1.48%        4.89%        4.74%           4.18%           4.63%

                                                                     Alliance Treasury Reserves-Year Ended June 30,
                                                        ======================================================================
                                                          2002           2001           2000            1999            1998
                                                        ========       ========       ========        ========        ========
Net asset value, beginning of period ..............     $   1.00       $   1.00       $   1.00        $   1.00        $   1.00
                                                        --------       --------       --------        --------        --------
Income from Investment Operations
Net investment income .............................         .014           .046(a)        .044            .039(a)         .045(a)
                                                        --------       --------       --------        --------        --------
Less: Dividends
Dividends from net investment income ..............        (.014)         (.046)         (.044)          (.039)          (.045)
                                                        --------       --------       --------        --------        --------
Net asset value, end of period ....................     $   1.00       $   1.00       $   1.00        $   1.00        $   1.00
                                                        ========       ========       ========        ========        ========
Total Return
Total investment return based on net asset value (b)        1.40%          4.74%          4.47%           3.96%           4.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........     $698,715       $800,689       $785,790        $811,752        $740,056
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ....         1.00%          1.00%          1.00%           1.00%            .95%
   Expenses, before waivers and reimbursements ....         1.00%          1.00%          1.00%           1.02%           1.01%
   Net investment income ..........................         1.41%          4.61%(a)       4.38%           3.88%(a)        4.53%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

                                                                         General Portfolio-Year Ended June 30,
                                                          ==================================================================
                                                           2002            2001           2000          1999           1998
                                                          ======         ======         ======         ======         ======
Net asset value, beginning of period ..............       $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                          ------         ------         ------         ------         ------
Income From Investment Operations
Net investment income .............................         .010           .029           .029           .024           .028
                                                          ------         ------         ------         ------         ------
Less: Dividends
Dividends from net investment income ..............        (.010)         (.029)         (.029)         (.024)         (.028)
                                                          ------         ------         ------         ------         ------
Net asset value, end of period ....................       $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                          ======         ======         ======         ======         ======
Total Return
Total investment return based on net asset value(a)         1.00%          2.97%          2.89%          2.42%          2.85%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...........       $1,267         $1,350         $1,209         $1,168         $1,196
Ratio to average net assets of:
   Expenses .......................................          .99%          1.00%          1.00%          1.00%           .98%
   Net investment income ..........................         1.01%          2.92%          2.87%          2.38%          2.81%

                                                                        New York Portfolio-Year Ended June 30,
                                                        ====================================================================
                                                          2002           2001           2000           1999           1998
                                                        ========       ========       ========       ========       ========
Net asset value, beginning of period ..............     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                        --------       --------       --------       --------       --------
Income From Investment Operations
Net investment income(b) ..........................         .007           .027           .027           .022           .027
                                                        --------       --------       --------       --------       --------
Less: Dividends
Dividends from net investment income ..............        (.007)         (.027)         (.027)         (.022)         (.027)
                                                        --------       --------       --------       --------       --------
Net asset value, end of period ....................     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                        ========       ========       ========       ========       ========
Total Return
Total investment return based on net asset value(a)          .66%          2.78%          2.69%          2.24%          2.74%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........     $543,607       $875,496       $730,769       $584,231       $520,562
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ....         1.00%          1.00%          1.00%          1.00%           .93%
   Expenses, before waivers and reimbursements ....         1.01%          1.01%          1.02%          1.04%          1.01%
   Net investment income(b) .......................          .69%          2.73%          2.67%          2.21%          2.69%

                                                                      California Portfolio-Year Ended June 30,
                                                        ====================================================================
                                                          2002           2001           2000           1999           1998
                                                        ========       ========       ========       ========       ========
Net asset value, beginning of period ..............     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                        --------       --------       --------       --------       --------
Income From Investment Operations
Net investment income .............................         .009           .024           .024           .022           .027(b)
                                                        --------       --------       --------       --------       --------
Less: Dividends
Dividends from net investment income ..............        (.009)         (.024)         (.024)         (.022)         (.027)
                                                        --------       --------       --------       --------       --------
Net asset value, end of period ....................     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                        ========       ========       ========       ========       ========
Total Return
Total investment return based on net asset value(a)          .89%          2.48%          2.39%          2.20%          2.74%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........     $402,269       $618,398       $931,993       $655,644       $422,464
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ....          .98%           .98%           .97%           .98%           .96%
   Expenses, before waivers and reimbursements ....          .98%           .98%           .97%           .98%           .97%
   Net investment income ..........................          .92%          2.49%          2.38%          2.18%          2.71%(b)

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


(b)   Net of expenses reimbursed or waived by the Adviser.

                                                                      Connecticut Portfolio-Year Ended June 30,
                                                        ====================================================================
                                                          2002           2001           2000           1999           1998
                                                        ========       ========       ========       ========       ========
Net asset value, beginning of period ..............     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                        --------       --------       --------       --------       --------
Income From Investment Operations
Net investment income(a) ..........................         .006           .026           .026           .022           .027
                                                        --------       --------       --------       --------       --------
Less: Dividends
Dividends from net investment income ..............        (.006)         (.026)         (.026)         (.022)         (.027)
                                                        --------       --------       --------       --------       --------
Net asset value, end of period ....................     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                        ========       ========       ========       ========       ========
Total Return
Total investment return based on net asset value(b)          .64%          2.68%          2.66%          2.25%          2.75%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........     $132,186       $182,297       $161,000       $143,401       $124,107
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ....         1.00%          1.00%          1.00%          1.00%           .93%
   Expenses, before waivers and reimbursements ....         1.08%          1.04%          1.07%          1.07%          1.06%
   Net investment income(a) .......................          .68%          2.62%          2.63%          2.22%          2.69%

                                                                      New Jersey Portfolio-Year Ended June 30,
                                                        ====================================================================
                                                          2002           2001           2000           1999           1998
                                                        ========       ========       ========       ========       ========
Net asset value, beginning of period ..............     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                        --------       --------       --------       --------       --------
Income From Investment Operations
Net investment income(a) ..........................         .007           .027           .026           .022           .026
                                                        --------       --------       --------       --------       --------
Less: Dividends
Dividends from net investment income ..............        (.007)         (.027)         (.026)         (.022)         (.026)
                                                        --------       --------       --------       --------       --------
Net asset value, end of period ....................     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                        ========       ========       ========       ========       ========
Total Return
Total investment return based on net asset value(b)          .73%          2.71%          2.63%          2.21%          2.67%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........     $300,127       $337,139       $281,578       $220,865       $151,617
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ....         1.00%          1.00%          1.00%          1.00%           .94%
   Expenses, before waivers and reimbursements ....         1.04%          1.03%          1.07%          1.09%          1.07%
   Net investment income(a) .......................          .74%          2.65%          2.61%          2.16%          2.63%

                                                                      Virginia Portfolio-Year Ended June 30,
                                                        ====================================================================
                                                          2002           2001           2000           1999           1998
                                                        ========       ========       ========       ========       ========
Net asset value, beginning of period ..............     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                        --------       --------       --------       --------       --------
Income From Investment Operations
Net investment income(a) ..........................         .008           .029           .028           .023           .029
                                                        --------       --------       --------       --------       --------
Less: Dividends
Dividends from net investment income ..............        (.008)         (.029)         (.028)         (.023)         (.029)
                                                        --------       --------       --------       --------       --------
Net asset value, end of period ....................     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                        ========       ========       ========       ========       ========
Total Return
Total investment return based on net asset value (b)         .82%          2.92%          2.84%          2.34%          2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........     $142,285       $159,494       $131,928       $113,932       $123,822
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ....         1.00%          1.00%          1.00%          1.00%           .93%
   Expenses, before waivers and reimbursements ....         1.07%          1.06%          1.07%          1.07%          1.03%
   Net investment income(a) .......................          .84%          2.87%          2.81%          2.34%          2.86%



--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.


(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

                                                                       Florida Portfolio-Year Ended June 30
                                                        ====================================================================
                                                          2002           2001           2000           1999           1998
                                                        ========       ========       ========       ========       ========
Net asset value, beginning of period ..............     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                        --------       --------       --------       --------       --------
Income From Investment Operations
Net investment income(a) ..........................         .008           .028           .028           .024           .028
                                                        --------       --------       --------       --------       --------
Less: Dividends
Dividends from net investment income ..............        (.008)         (.028)         (.028)         (.024)         (.028)
                                                        --------       --------       --------       --------       --------
Net asset value, end of period ....................     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                        ========       ========       ========       ========       ========
Total Return
Total investment return based on net asset value(b)          .85%          2.87%          2.82%          2.41%          2.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........     $207,617       $237,902       $203,730       $136,916       $113,095
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ....         1.00%          1.00%          1.00%          1.00%           .93%
   Expenses, before waivers and reimbursements ....         1.04%          1.03%          1.08%          1.08%          1.06%
   Net investment income(a) .......................          .83%          2.76%          2.79%          2.36%          2.82%

                                                                        Massachusetts Portfolio-Year Ended June 30
                                                         ===================================================================
                                                           2002          2001            2000           1999           1998
                                                         =======       ========        =======        =======        =======
Net asset value, beginning of period ..............      $  1.00       $   1.00        $  1.00        $  1.00        $  1.00
                                                         -------       --------        -------        -------        -------
Income From Investment Operations
Net investment income(a) ..........................         .008           .027           .027           .023           .028
                                                         -------       --------        -------        -------        -------
Less: Dividends
Dividends from net investment income ..............        (.008)         (.027)         (.027)         (.023)         (.028)
                                                         -------       --------        -------        -------        -------
Net asset value, end of period ....................      $  1.00       $   1.00        $  1.00        $  1.00        $  1.00
                                                         =======       ========        =======        =======        =======
Total Return
Total investment return based on net asset value(b)          .75%          2.73%          2.73%          2.31%          2.83%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........      $88,483       $118,598        $82,813        $50,480        $27,832
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ....         1.00%          1.00%          1.00%          1.00%           .85%
   Expenses, before waivers and reimbursements ....         1.14%          1.09%          1.18%          1.47%          1.37%
   Net investment income(a) .......................          .80%          2.65%          2.75%          2.26%          2.80%

                                              Pennsylvania Portfolio             Ohio Portfolio            North Carolina Portfolio
                                           ============================  =============================   ===========================
                                           Year Ended  July 31, 2000(c)  Year Ended  January 2, 2001(c)  Year Ended   May 7, 2001(c)
                                            June 30,       through         June 30,       through          June 30,         to
                                              2002     June 30, 2001         2002     June 30, 2001          2002     June 30, 2001
                                           ============================  =============================   ===========================
Net asset value, beginning of period ....    $  1.00        $  1.00         $  1.00       $  1.00           $ 1.00       $ 1.00
                                             -------        -------         -------       -------           ------       ------
Income from Investment Operations
Net investment income(a) ................       .008           .026            .008          .011             .008         .003
                                             -------        -------         -------       -------           ------       ------
Less: Distributions
Dividends from net investment income ....      (.008)         (.026)          (.008)        (.011)           (.008)       (.003)
                                             -------        -------         -------       -------           ------       ------
Net asset value, end of period ..........    $  1.00        $  1.00         $  1.00       $  1.00           $ 1.00       $ 1.00
                                             =======        =======         =======       =======           ======       ======
Total Return
Total investment return based on net
   asset value(b) .......................        .81%          2.61%            .80%         1.14%             .79%         .30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $81,114        $82,834         $17,030       $15,746           $7,015       $6,116
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements .....................       1.00%          1.00%(d)        1.00%          .96%(d)         1.00%        1.00%(d)
   Expenses, before waivers and
     reimbursements .....................       1.18%          1.22%(d)        2.15%         2.63%(d)         4.38%        4.17%(d)
   Net investment income(a) .............        .79%          2.79%(d)         .80%         2.29%(d)          .81%        1.99%(d)


--------------------------------------------------------------------------------


(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


(c)   Commencement of operations.

(d)   Annualized.

For more information about the Portfolios, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments.


o Statements of Additional Information (SAIs)


The Portfolios have SAIs, which contain more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAIs are incorporated by reference into (and are legally part of) this Prospectus.

You may request free copies of current annual/semi-annual reports or SAIs, or make inquires concerning the Portfolios, by contacting your intermediary, or by contacting Alliance:


By mail:    c/o Alliance Global Investor Services, Inc.
            P.O. Box 786003
            San Antonio, TX 78278-6003

By phone:   For Information and Literature:
            (800) 221-5672


Or you may view or obtain these documents from the Securities and Exchange
Commission:

o Call the Commission at (202) 942-8090 for information on the operation on the Public Reference Room.

o Reports and other information about the Portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash., DC 20549-0102.


You may also find more information about Alliance and the Portfolios on the Internet at: www.alliancecapital.com.


--------------------------------------------------------------------------------
Privacy Notice (This information is not part of the Prospectus.)

      Alliance, the Alliance Family of Funds and Alliance Fund Distributors, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources:(1)information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

      It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.
--------------------------------------------------------------------------------

Purchases

Initial Investment You may purchase the Portfolios' shares by instructing your intermediary to use one or more Portfolios in connection with your brokerage account.


You may obtain information about purchasing shares or other Fund procedures by calling 800-221-5672. The minimum initial and subsequent investments are $1,000 and $100, respectively. These minimums do not apply to shareholder accounts maintained through intermediaries, which may maintain their own minimums.


Subsequent Investments


Check  Mail or deliver your check payable to your intermediary.


Sweep Your intermediary may offer an automatic "sweep" for a Portfolio in the operation of brokerage cash accounts for its customers. Contact your intermediary to determine if a sweep is available and what the sweep requirements are.

Redemptions


You may "redeem" your shares (i.e., sell your shares) on any Portfolio business day by contacting your intermediary. If you recently purchased shares by check or electronic funds transfer, you cannot redeem your investment until the Portfolio is reasonably satisfied the check or electronic funds transfer has cleared (which may take up to 15 days).


Sweep If your intermediary offers an automatic sweep arrangement, the sweep will automatically transfer from your Portfolio account sufficient amounts to cover a debit balance that occurs in your brokerage account for any reason.


Check With this service, you may write checks made payable to any payee. First, you must fill out a signature card, which you may obtain from your intermediary. There may be a charge for check reorders. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. You cannot write checks for more than the principal balance (not including any accrued dividends) in your account.

Each Portfolio may refuse any order to purchase shares. Each Portfolio reserves the right to suspend the sale of its shares to the public in response to conditions in the securities market or for other reasons.


Intermediaries may offer only certain Portfolios. Please contact your intermediary for more information.

--------------------------------------------------------------------------------

Table Of Contents


RISK/RETURN SUMMARY .......................................................    2
PERFORMANCE AND BAR CHART INFORMATION .....................................    3
FEES AND EXPENSES OF THE PORTFOLIOS .......................................    7
OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS .    8
   Investment Objectives And Strategies ...................................    8
   Risk Considerations ....................................................   11
MANAGEMENT OF THE PORTFOLIOS ..............................................   12
HOW THE PORTFOLIOS VALUE THEIR SHARES .....................................   12
DIVIDENDS, DISTRIBUTIONS, AND TAXES .......................................   13
DISTRIBUTION ARRANGEMENTS .................................................   14
GENERAL INFORMATION .......................................................   14
FINANCIAL HIGHLIGHTS ......................................................   15


--------------------------------------------------------------------------------

                                                                   MONMKTPRO1102

(LOGO)                                 ALLIANCE TREASURY RESERVES
-----------------------------------------------------------------

P.O. Box 786003
San Antonio, Texas  78278-6003
Toll Free (800) 221-5672

-----------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION
                         November 1, 2002

-----------------------------------------------------------------

          This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the prospectus, dated November 1, 2002, of Alliance Treasury Reserves (the "Prospectus"). Financial statements for Alliance Treasury Reserves (the "Fund") for the year ended June 30, 2002 are included in the Fund's annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectus and the Fund's annual report may be obtained by contacting the Fund at the address or telephone number shown above.


                        TABLE OF CONTENTS

                                                                         Page


Investment Objectives and Policies......................................
Investment Restrictions.................................................
Management..............................................................
Purchase and Redemption of Shares.......................................
Additional Information..................................................
Daily Dividends-Determination of Net Asset Value........................
Taxes...................................................................
General Information.....................................................
Financial Statements and Report of Independent
Accountants.............................................................
Appendix-Commercial Paper and Bond Rating............................... A-1

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(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

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                INVESTMENT OBJECTIVES AND POLICIES

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          The Fund is one of two series of Alliance Government
Reserves (the "Trust"), a diversified, open-end investment company. The Trust was reorganized in October 1984, as a Massachusetts business trust, having previously been a Maryland corporation since its formation in December 1978.

          The Fund's investment objectives are - in the following order of priority - safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. There can be no assurance, as is true with all investment companies, that the Fund's objectives will be achieved. The Fund pursues its objectives by maintaining a portfolio of the following investments diversified by maturities not exceeding 397 days:

          1. Issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds. Such issues are supported by the full faith and credit of the U.S. Treasury.

          2. Repurchase agreements pertaining to the above securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate that is effective for the period of time the buyer's money is invested in the security and is not related to the coupon rate on the purchased security. Repurchase agreements are currently entered into with counterparties deemed to be creditworthy by Alliance Capital Management L.P. (the "Adviser" or "Alliance"), including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. For each repurchase agreement, the Fund requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a counterparty defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Fund might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

          Except as otherwise provided, the Fund's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Trustees of the Trust without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

          Reverse Repurchase Agreements. While the Fund has no present plans to do so, it may enter into reverse repurchase agreements, which have the characteristics of borrowing and which involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

          When-Issued Securities. Certain new issues that the Fund is permitted to purchase are available on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs from within ten days to one month after the purchase of the issue. During the period between purchase and settlement, no payment is made by the Fund to the issuer and, thus, no interest accrues to the Fund from the transaction. When-issued securities may be sold prior to the settlement date, but the Fund makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of the Fund, U.S. Government securities or other liquid high grade debt securities having value equal to or greater than commitments held by the Fund. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If the Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value.

          Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Fund may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.

          While there are many kinds of short-term securities used by money market investors, the Fund, in keeping with its primary investment objective of safety of principal, generally restricts its portfolio to the types of investments listed above. Net income to shareholders is aided both by the Fund's ability to make investments in large denominations and by its efficiencies of scale. Also, the Fund may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The market value of the Fund's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

          Rule 2a-7 under the Act. The Fund will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.

          Currently, pursuant to Rule 2a-7, the Fund may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO ("the requisite NRSROs"). Unrated securities may also be Eligible Securities if the Adviser determines that they are of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix attached hereto. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

          Eligible securities are classified as either first tier or second tier securities. Generally, a first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations or is an unrated security deemed to be of comparable quality. Government Securities are also considered to be first tier securities. A security that has received the second highest rating by the requisite number of NRSROs is a second tier security. Under Rule 2a-7 the Fund may not invest more than five percent of its assets in the first tier securities of any one issuer other than the United States Government, its agencies and instrumentalities. The Fund may not invest in a second tier security if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.

          Senior Securities. The Fund will not issue senior securities except as permitted by the Act or the rules, regulations, or interpretations thereof.

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                     INVESTMENT RESTRICTIONS

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          The following restrictions are fundamental policies
which may not be changed without the approval of a majority of the Fund's outstanding shares. As used in this prospectus, the term "majority of the Fund's outstanding shares" means the affirmative vote of the holders of (a) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (b) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or in amount of the Fund's assets will not constitute a violation of that restriction.

          The Fund:

          1. May not purchase any security which has a remaining maturity of more than 397 days from the date of the Fund's purchase;

          2. May not purchase securities other than marketable obligations of the United States Treasury, or repurchase agreements pertaining thereto;

          3. May not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's net assets would be subject to repurchase agreements not terminable within seven days (which may be considered to be illiquid) or with any one seller (1) if, as a result thereof, more than 5% of the Fund's assets would be invested in repurchase agreements purchased from such seller; and may not enter into any reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed 10% of the Fund's assets;
----------------------------
(1) Pursuant to Rule 2a-7, the seller of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

          4. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 10% of the Fund's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist;

          5. May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 10% of the Fund's assets;

          6. May not make loans, provided that the Fund may purchase securities of the type referred to in paragraph 2 above and enter into repurchase agreements with respect thereto; or

          7. May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs; (d) purchase any restricted securities or securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and trustees of the Fund and employees of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.
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                            MANAGEMENT

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Trustee Information

          The business and affairs of the Fund are managed under the direction of the Trustees of the Trust. Certain information concerning the Trustees is set forth below.

                                                   PORTFOLIOS IN   OTHER
NAME, ADDRESS, AGE                                 FUND COMPLEX    DIRECTORSHIPS
OF TRUSTEE (YEARS    PRINCIPAL OCCUPATION(S)       OVERSEEN BY     HELD BY
OF SERVICE*)         DURING PAST 5 YEARS           TRUSTEE         TRUSTEE
------------------   -----------------------       -------------   -------------

INTERESTED TRUSTEE

John D. Carifa,**    President, Chief Operating    114             None
57, 1345 Avenue of   Office and a Director of
the Americas, New    Alliance Capital Management
York, NY 10105       Corporation ("ACMC"), with
                     which he has been associated
                     since prior to 1997.
DISINTERESTED
TRUSTEES

Sam Y. Cross,#+ 75,  Since prior to 1997,          15              Fuji Bank and
200 East 66th        Executive Vice President of                   Trust Co.
Street, New York,    The Federal Reserve Bank of
NY 10021 (10)        New York and manager for
                     foreign operations for The
                     Federal Reserve System. He is
                     Executive In Residence at
                     School of International and
                     Public Affairs, Columbia
                     University.

Charles P. Duell,#+  President of Middleton Place  15              None
64, Middleton Place  Foundation with which he has
Foundation, 4300     been associated since prior
Ashley River Road,   to 1997.  He is also a
Charleston, SC       Trustee Emeritus of the
29414 (17)           National Trust for Historic
                     Preservation and serves as
                     Chairman of the Board of
                     Architectural Review, City of
                     Charleston.

William H. Foulk,    An Investment Adviser and an  110             None
Jr.,#+ 69, 2 Sound   independent consultant.  He
View Drive, Suite    was formerly Senior Manager
100, Greenwich, CT   of Barrett Associates, Inc.,
06830 (18)           a registered investment
                     adviser, with which he had
                     been associated since prior
                     to 1997.  He was formerly
                     Deputy Comptroller of the
                     State of New York and, prior
                     thereto, Chief Investment
                     Officer of the New York Bank
                     for Savings.

David K. Storrs,#+   President and Chief Executive 15              None
58, 2960 Post Road,  Officer of Alternative
Southport, CT 06890  Investment Group, LLC (an
(13)                 investment firm).  He was
                     formerly President of The
                     Common Fund (investment
                     management educational
                     institution) with which
                     he had been since
                     prior to 1997.

Shelby White,#+ 64,  An author and financial       15              None
One Sutton Place     journalist.
South, New York, NY
10022 (10)

-----------
*    There is no stated term of office for the Trust's Trustees.
**   Mr. Carifa is an "interested person", as defined in the Act, of the Trust because of an affiliation with Alliance.
#    Member of the Audit Committee.
+    Member of the Nominating Committee.

          The Trustees of the Trust have two standing committees -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Fund's financial reporting process. The Audit Committee met two times during the Fund's most recently completed fiscal year. The function of the Nominating Committee is to nominate persons to fill any vacancies of the Trustees. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. The Nominating Committee did not meet during the Fund's most recently completed fiscal year.

          In approving the most recent annual continuance of the Fund's advisory agreement (the "Advisory Agreement"), the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Trustees were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the disinterested trustees meeting separately from the other Trustees with experienced counsel that is independent of the Adviser.

          The Trustees' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of the Fund, as well as senior management's attention to any portfolio management issues, were considered. The Fund's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Trustees also considered the expense limitation provision in the Advisory Agreement that sets an expense cap on overall Fund expenses and provides for waiver of fees by the Adviser or reimbursement if needed to meet such cap, the scope and quality of the in-house research capability of the Adviser and other resources dedicated to performing its services. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of on-going reports by management as to compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent accountants in periodic meetings with the Fund's Audit Committee.

          In reviewing the fees payable under the Advisory Agreement, the Trustees compared the fees and overall expense levels of the Fund to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Adviser and information compiled by an independent data service. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The Trustees considered information provided by the Adviser concerning the Adviser's profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, brokerage and transfer agency services to the Fund, the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions, and that the Advisory Agreement provides that the Fund reimburses the Adviser for the cost of providing certain administrative services. In evaluating the Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund.

          The Trustees also considered the business reputation of the Adviser and its financial resources. The Trustees evaluated the procedures and systems adopted by the Adviser that are designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Trustees also considered information concerning the policies and procedures of the Adviser with respect to the execution of portfolio transactions.

          No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather, the Trustees concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Fund to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

          The dollar range of the Fund's securities owned by each Trustee and the aggregate dollar range of securities owned in the Alliance Fund Complex by each Trustee are set forth below.

                                                     Aggregate Dollar Range
                                                     of Equity Securities in
                          Dollar Range of Equity     the Alliance Fund
                          Securities in the Fund as  Complex as of
                          of December 31, 2001       December 31, 2001
                          -------------------------  ------------------------

John D. Carifa            Over $100,000              Over $100,000
Sam Y. Cross              $0 - $10,000               $10,001 - $50,000
Charles P. Duell          Over $100,000              Over $100,000
William H. Foulk, Jr.     $0 - $10,000               Over $100,000
David K. Storrs           $10,001 - $50,000          $10,001 - $50,000
Shelby White              $10,001 - $50,000          $10,001 - $50,000

Officer Information

          Certain information concerning the Fund's officers is set forth below.



                                                       PRINCIPAL OCCUPATION
NAME, ADDRESS* AND AGE    POSITION(S) HELD WITH FUND   DURING PAST 5 YEARS**
----------------------    --------------------------   ---------------------

John D.  Carifa, 57       Chairman                     See biography above.

Ronald M. Whitehill, 64   President                    Senior Vice President of
                                                       ACMC** and Chief
                                                       Executive Officer of
                                                       Alliance Cash
                                                       Management Services
                                                       with which he has
                                                       been associated
                                                       since prior to
                                                       1997.

Kathleen A. Corbet, 42    Senior Vice President        Executive Vice President
                                                       of ACMC** with which she
                                                       has been associated since
                                                       prior to 1997.

Andrew M. Aran, 45        Senior Vice President        Senior Vice President of
                                                       ACMC** with which he has
                                                       been associated since
                                                       prior to 1997.

Drew A. Biegel, 51        Senior Vice President        Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

John R. Bonczek, 42       Senior Vice President        Senior Vice President of
                                                       Alliance Fund
                                                       Distributors, Inc.
                                                       ("AFD")** with which he
                                                       has been associated since
                                                       prior to 1997.

Doris T. Muller, 38       Senior Vice President        Vice President of AFD**
                                                       with which she has been
                                                       associated since prior to
                                                       1997.

Patricia Ittner, 51       Senior Vice President        Vice President of ACMC**
                                                       with which she has
                                                       been associated
                                                       since prior to
                                                       1997.

Robert I. Kurzweil, 51    Senior Vice President        Vice President of AFD**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

Raymond J. Papera, 46     Senior Vice President        Senior Vice President of
                                                       ACMC** with which he has
                                                       been associated since
                                                       prior to 1997.

Kenneth T. Carty, 41      Vice President               Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

John F. Chiodi, 36        Vice President               Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

Maria R. Cona, 47         Vice President               Vice President of ACMC**
                                                       with which she has been
                                                       associated since prior to
                                                       1997.

Joseph C. Dona, 41        Vice President               Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

William J. Fagan, 40      Vice President               Assistant Vice President
                                                       of AFD** with which he
                                                       has been associated since
                                                       prior to 1997.

Linda N. Kelley, 42       Vice President               Assistant Vice President
                                                       of AFD** with which she
                                                       has been associated since
                                                       prior to 1997.

Joseph R. LaSpina, 42     Vice President               Vice President of AFD**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

Edmund P. Bergan, Jr.,    Secretary                    Senior Vice President and
52                                                     the General Counsel of
                                                       AFD** and Alliance Global
                                                       Investor Services, Inc.
                                                       ("AGIS")** with which he
                                                       has been associated since
                                                       prior to 1997.

Mark D. Gersten, 52       Treasurer and Chief          Senior Vice President of
                          Financial Officer            AGIS** and Vice President
                                                       of AFD** with which he
                                                       has been associated since
                                                       prior to 1997.

Thomas R. Manley, 51      Controller                   Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.
-------------
*     The address of each of the Fund's officers is 1345 Avenue
      of the Americas, New York, NY 10105.
**    ACMC, AFD and AGIS are affiliates of the Fund.


          The Trust does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Trust. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 2002, the aggregate compensation paid to each of the Trustees during calendar year 2001 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Trust nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.



                                                   Total Number
                                                   of Registered   Total Number
                                                   Investment      of Investment
                                                   Companies       Portfolios
                                                   within the      within the
                                                   Alliance Fund   Alliance Fund
                                     Total         Complex,        Complex,
                                     Compensation  Including the   Including the
                                     From the      Trust, as to    Trust, as to
                       Aggregate     Alliance Fund which the       which the
                       Compensation  Complex,      Trustee is a    Trustee is a
Name of Trustee        from the      Including the Director or     Director or
of the Trust           Fund          Fund          Trustee         Trustee
---------------        ------------  ------------- --------------  -------------
John D. Carifa         $  -0-        $    -0-      53              114
Sam Y. Cross           $1,751        $ 14,000      3                15
Charles H.P. Duell     $1,751        $ 14,000      3                15
William H. Foulk, Jr.  $1,584        $249,400      49              110
David K. Storrs        $1,751        $ 14,750      3                15
Shelby White           $1,751        $ 14,000      3                15

          As of October 4, 2002, the Trustees and officers as a group owned less than 1% of the shares of the Fund.

The Adviser

          The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading global investment management firm supervising client accounts with assets as of June 30, 2002, totaling approximately $412 billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.

          Alliance, an investment adviser registered under the Investment Advisers Act of 1940, is a Delaware limited partnership, of which ACMC, a wholly-owned subsidiary of AXA Financial, Inc., a Delaware corporation ("AXA Financial"), is the general partner. ACMC is also the general partner of Alliance Capital Management Holding L.P. ("Alliance Holding"), which is a Delaware limited partnership whose equity interests are traded on the New York Stock Exchange, Inc. (the "Exchange"), in the form of units. As of June 30, 2002, Alliance Holding owned approximately 30% of the outstanding units of limited partnership interests in Alliance ("Alliance Units"). As of June 30, 2002, AXA Financial and certain of its wholly-owned subsidiaries and related entities owned approximately 52% of the Alliance Units. AXA Financial is the wholly-owned subsidiary of AXA, a company organized under the laws of France. AXA is the holding company for an international group of companies in the insurance, asset management and other financial services businesses. Based on information provided by AXA, on March 1, 2002, approximately 17.8% of the issued ordinary shares (representing 28.8% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of March 1, 2002, 69.5% of the shares (representing 79.5% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") and 22.2% of the shares of Finaxa (representing 13.7% of the voting power) were owned by Paribas, a French bank. On March 1, 2002, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.6% of the issued ordinary shares (representing 33.2% of the voting power) of AXA.

          Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Trust who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Fund pays an advisory fee at an annual rate of .50 of 1% of the first $1.25 billion of the average daily value of the Fund's net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, ..46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily net assets of the Fund in excess of $3 billion. The fee is accrued daily and paid monthly under the Advisory Agreement. Pursuant to the Advisory Agreement, the Adviser will reimburse the Fund to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the fiscal years ended June 30, 2000, 2001 and 2002, the Adviser received from the Fund advisory fees of $4,170,967, $3,938,394 (net of 39,388 of expense reimbursement) and $3,974,966, respectively. In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registration and filing with the Securities and Exchange Commission (the "Commission") and with state regulatory authorities.

          The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative accounting, and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Trust's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Trustees. The Fund paid to the Adviser a total of $141,000 for such services for the fiscal year ended June 30, 2002.

          The Fund has made arrangements with certain broker-dealers, including Sanford C. Bernstein & Co., LLC ("Bernstein"), an affiliate of the Adviser, whose customers are Fund shareholders pursuant to which payments are made to such broker-dealers performing recordkeeping and shareholder servicing functions. Such functions may include opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Fund's current yield and the status of shareholder accounts. The Fund pays fully disclosed and omnibus broker dealers (including Bernstein) for such services. The Fund may also pay for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses fully-disclosed broker-dealers at cost for personnel expenses involved in providing such services. All such payments must be approved or ratified by the Trustees. For the years ended June 30, 2000, 2001 and 2002, the Fund paid such broker-dealers a total of $1,059,191, $978,140 and $1,006,073, respectively, a portion of which was paid to the Adviser and its affiliates.

          The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement will continue in effect thereafter from year to year provided that such continuance is specifically approved annually by a vote of a majority of the outstanding shares of the Fund or by the Trust's Trustees, including in either case approval by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons as defined in the Act. Most recently, continuance of the Advisory Agreement for an additional annual term was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 10, 2002.

          The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction in regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

Distribution Services Agreement
-------------------------------

          Rule 12b-1 under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to Rule 12b-1 (the "Plan") with AFD (the "Distributor") which applies to both Series of the Trust. Pursuant to the Plan, the Fund makes payments each month to AFD in an amount that will not exceed, on an annualized basis, .25 of 1% of the Fund's aggregate average daily net assets. In addition, under the Agreement the Distributor makes payments for distribution assistance and for administrative, accounting and other services from its own resources which may include the management fee paid by the Fund.

          Payments under the Agreement are used in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor and Bernstein an affiliate of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. For the year ended June 30, 2002, the Fund made payments to the Distributor for expenditures under the Agreement in amounts aggregating $1,987,483 which constituted .25 of 1% at an annual rate of the Fund's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $1,627,005. Of the $3,614,488 paid by the Adviser and the Fund under the Agreement, $9,838 was paid for advertising, printing, and mailing of prospectuses to persons other than current shareholders (the Fund's pro rata share was approximately $4,428); and $3,604,650 was paid to broker-dealers and other financial intermediaries for distribution assistance (the Fund's pro rata share was approximately $1,622,453).

          The administrative, accounting and other services provided by broker-dealers, depository institutions and other financial intermediaries may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Fund. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative, accounting and other services described above. The Trustees will consider appropriate modifications to the Fund's operations, including discontinuance of payments under the Agreement to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

          The Treasurer of the Trust reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.

          The Agreement was initially approved for the Fund by the Trustees at a meeting held on June 14, 1993. The Agreement will continue in effect thereafter from year to year provided that such continuance is specifically approved annually by a majority vote of the Trustees who neither are interested persons of the Trust nor have any direct or indirect financial interest in the Agreement or in any related agreement, cast in person at a meeting called for that purpose. Most recently, continuance of the Agreement for an additional annual term was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 10, 2002.

          All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Distributor. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than sixty days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Distributor and will terminate automatically in the event of its assignment.

          The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc., which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to ..75% and .25%, respectively, of average annual net assets.

-----------------------------------------------------------------

                PURCHASE AND REDEMPTION OF SHARES

-----------------------------------------------------------------

          The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

          Generally, shares of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed.

Accounts Maintained Through Financial Intermediaries Permitting
Direct Purchases and Redemptions:

          Opening Accounts -- New Investments

          A. When Funds are Sent by Wire (the wire method permits immediate credit)

               (1)  Telephone the Fund toll-free at (800)
                    221-5672. The Fund will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number (social security number for an individual). The Fund will then provide you with an account number.

               (2)  Instruct your bank to wire Federal funds
                    (minimum $1,000) exactly as follows:

                    ABA 0110 0002-8
                    State Street Bank and Trust Company
                    DDA 9903-279-9
                    Attention:  Mutual Funds Division
                    Alliance Treasury Reserves

                    Your account name as registered with the Fund
                    Your account number as registered with the Fund

               (3)  Mail a completed Application Form to:

                    Alliance Global Investor Services, Inc.
                    Attn:  Money Funds
                    P.O. Box 786003
                    San Antonio, Texas 78278-6003

          B.   When Funds are Sent by Check

               (1)  Fill out an Application Form.

               (2) Mail the completed Application Form along with your check or negotiable bank draft
                    (minimum $1,000), payable to "Alliance
                    Treasury Reserves," to AGIS, P.O. Box 786003,
                    San Antonio, Texas 78278-6003.

Subsequent Investments
----------------------

          A.   Investments by Wire (to obtain immediate credit)

          Instruct your bank to wire Federal funds (minimum $100) to State Street Bank and Trust Company ("State Street Bank") as in A(2) above.

          B.   Investments by Check

          Mail your check or negotiable bank draft (minimum
$100), payable to "Alliance Treasury Reserves," to AGIS, P.O. Box
786003, San Antonio, Texas 78278-6003.

          Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

Investments Made by Check
-------------------------

          Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

          Proceeds from any subsequent redemption by you of Fund shares that were purchased by check or electronic funds transfer will not be forwarded to you until the Fund is reasonably assured that your check or electronic funds transfer has cleared, up to fifteen days following the purchase date. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

Redemptions
-----------

          A.   By Telephone

          You may withdraw any amount from your account on any Fund business day (i.e., any weekday exclusive of days on which the Exchange or State Street Bank is closed) via orders given to AGIS by telephone toll-free (800) 221-5672. Such redemption orders must include your account name as registered with the Fund and the account number.

          If your telephone redemption order is received by AGIS prior to 12:00 Noon (Eastern time), we will send the proceeds in Federal funds by wire to your designated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by AGIS after 12:00 Noon and before 4:00 p.m., we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.

          During periods of drastic economic or market developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iii) held in any retirement plan account. Neither the Fund, the Adviser, nor AGIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

          B.   By Checkwriting

          With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the checkwriting service, except that State Street Bank may impose charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. There may be a charge for check reorders.

          The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

          C.   By Mail

          You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to AGIS, P.O. Box 786003, San Antonio, Texas 78278-6003. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

-----------------------------------------------------------------

                      ADDITIONAL INFORMATION

-----------------------------------------------------------------

          Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself with the deadlines set by his institution. (For example, the Distributor accepts purchase orders from its customers up to 2:15 p.m. (Eastern time) for issuance at the 4:00 p.m. (Eastern time) transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

          Orders for the purchase of Fund shares become effective at the next transaction time after Federal funds or bank wire monies become available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

          All shares purchased are confirmed to each shareholder and are credited to his account at the net asset value. To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, checkwriting or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

          Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to AGIS, P.O. Box 786003, San Antonio, Texas 78278-6003, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.

          Automatic Investment Program. A shareholder may purchase shares of the Fund through an automatic investment program through a bank that is a member of the National Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Fund or AGIS at (800) 221-5672.

          Retirement Plans. The Fund's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Fund has available forms of individual retirement accounts (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan). Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AGIS at (800) 221-5672.

          The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AGIS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.

          Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Fund, such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AGIS at (800) 221-5672.

          The Fund has the right to close out an account if it has a zero balance on December 31 and no account activity for the first six months of the subsequent year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number. Otherwise, the account should be re-opened pursuant to procedures described above or through instructions given to a financial intermediary.

          A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday on which the Exchange is open for trading and State Street Bank is open. The Exchange is generally closed on national holidays and on Martin Luther King, Jr. Day and Good Friday; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday, neither purchases nor wired redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the Exchange is closed (other than customary weekend and holiday closings), when trading on the Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his cost, depending on the market value of the securities held by the Fund at such time and the income earned. No interest will accrue on amounts represented by uncashed redemption checks.


-----------------------------------------------------------------

        DAILY DIVIDENDS--DETERMINATION OF NET ASSET VALUE

-----------------------------------------------------------------

          All net income of the Fund is determined after the close of each business day, currently 4:00 p.m. Eastern time (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs. No interest will accrue on uncashed distribution checks.

          Net income consists of all accrued interest income on Fund portfolio assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income. Net asset value per share is expected to remain constant at $1.00 since all net income is declared as a dividend each time net income is determined.

          The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

          The Fund maintains procedures designed to maintain, to the extent reasonably possible, the price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees to the extent required by Rule 2a-7 under the Act at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Fund calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

          The net asset value of the shares is determined each business day at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share is calculated by taking the sum of the value of the Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

-----------------------------------------------------------------

                              TAXES

-----------------------------------------------------------------

          The Fund has qualified in each fiscal year to date and intends to qualify in each future year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended, and, as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since the Fund intends to distribute all of its net income and capital gains, the Fund itself should thereby avoid all Federal income and excise taxes.


          For shareholders' Federal income tax purposes, all distributions by the Fund out of interest income and net realized short-term capital gains are treated as ordinary income, and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder has held shares in the Fund. Since the Fund derives nearly all of its gross income in the form of interest and the balance in the form of short-term capital gains, it is expected that for corporate shareholders, none of the Fund's distributions will be eligible for the dividends-received deduction under current law.

-----------------------------------------------------------------

                       GENERAL INFORMATION

-----------------------------------------------------------------

          Portfolio Transactions. Subject to the general supervision of the Trustees of the Trust, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there may be a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

          The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. For the fiscal years ended June 30, 2000, 2001 and 2002, the Fund paid no brokerage commissions.

          Capitalization. All shares of the Trust, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees, in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class would be governed by the Act and the law of the Commonwealth of Massachusetts. Shares of each portfolio are normally entitled to one vote for all purposes. Generally, shares of all portfolios vote as a single series for the election of Trustees and on any other matter that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio vote as separate series.

          At October 4, 2002, there were 668,793,566 shares of beneficial interest of the Fund outstanding. To the knowledge of the Fund the following persons owned of record and no person owned beneficially, 5% or more of the outstanding shares of the Portfolio as of October 4, 2002:

                                                No. of            % of
Name and Address                                Shares            Class
----------------                                ------            -----

Folger Nolan Fleming Douglas
As Agent Omnibus A/C for
Exclusive Benefit of Customers
725 15th St. NW
Washington, DC 20005-2109                       34,445,263        5.15%

U.S. Clearing Corp. / Omnibus Acct.
F/B/O Customers
26 Broadway 12th Floor
New York, NY 10004-1703                         44,066,776        6.59%

National Investor Services Corp
FBO Our Customers
Atn Mutual Funds Money Market Dept
55 Water Street 32nd Floor

New York, NY 10041-3299                         61,118,167        9.14%

Pershing As Agent
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-00 02                    307,171,031       45.93%

          Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or officers of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

          Custodian. State Street Bank and Trust Company, P.O.
Box 1912, Boston, Massachusetts 02105, serves as the Fund's custodian for the assets of the Fund but plays not part in deciding the purchase and sale of portfolio securities.

          Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New
York, counsel for the Fund and the Adviser.

          Accountants. The Fund's independent accountants are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New
York, New York 10036.

          Yield Quotations. Advertisements containing yield quotations for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933. Yield quotations are thus determined by (i) computing the net change over a seven-day period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of such period, and (iii) multiplying such base period return by (365/7)--with the resulting yield figure carried to the nearest hundredth of one percent. The Fund's effective annual yield represents a compounding of the annualized yield according to the following formula:

          effective yield = [(base period return + 1)365/7] - 1

          Additional Information. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

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    FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS

-----------------------------------------------------------------

          The financial statements and the report of PricewaterhouseCoopers LLP of Alliance Treasury Reserves are incorporated herein by reference to its annual report filing made with the SEC pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder. The annual report is dated June 30, 2002 and was filed on August 29, 2002. It is available without charge upon request by calling AGIS at (800) 221-5672. The Trust's financial statements include the financial statements of each of the Trust's portfolios.

------------------------------------------------------------

                             APPENDIX

------------------------------------------------------------

A-1+, A-1 and Prime-1 Commercial Paper Ratings

          "A-1+" is the highest, and "A-1" the second highest, commercial paper rating assigned by Standard & Poor's Corporation ("Standard & Poor's") and "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Standard & Poor's uses the numbers 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A", while Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime." Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average; long term debt rating is A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow are in an upward trend; and typically, the issuer is a strong company in a well-established industry and has superior management. Commercial paper issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk; margins of support for current indebtedness are large or stable with cash flow and asset protection well assured; current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available; and while protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

AAA & AA and Aaa & Aa Bond Ratings

          Bonds rated AAA and Aaa have the highest ratings assigned to debt obligations by Standard & Poor's and Moody's, respectively. Standard & Poor's AAA rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by Standard & Poor's also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and the majority of instances they differ from AAA issues only in small degree. Moody's Aaa rating indicates the ultimate degree of protection as to principal and interest. Moody's Aa rated bonds, though also high-grade issues, are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger.

[LOGO]                               ALLIANCE GOVERNMENT RESERVES

-----------------------------------------------------------------

P.O. Box 786003,
San Antonio, Texas
78278-6003
Toll Free (800) 221-5672

-----------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION
                         November 1, 2002

-----------------------------------------------------------------

          This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the prospectus, dated November 1, 2002, of Alliance Government Reserves (the "Prospectus"). Financial statements for Alliance Government Reserves (the "Fund") for the year ended June 30, 2002 are included in the Fund's annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectus and the Fund's annual report may be obtained by contacting the Fund at the address or telephone number shown above.

                        TABLE OF CONTENTS

                                                                        Page

Investment Objectives and Policies.....................................
Investment Restrictions................................................
Management.............................................................
Purchase and Redemption of Shares......................................
Additional Information.................................................
Daily Dividends-Determination of Net Asset Value.......................
Taxes..................................................................
General Information....................................................
Financial Statements and Report of
  Independent Accountants..............................................
Appendix-Commercial Paper and Bond Ratings.............................  A-1

---------
(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

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                INVESTMENT OBJECTIVES AND POLICIES

-----------------------------------------------------------------

          The Fund is one of two series of Alliance Government
Reserves (the "Trust") a diversified, open-end investment company. The Trust was reorganized in October 1984, as a Massachusetts business trust, having previously been a Maryland corporation since its formation in December 1978.

          The Fund's investment objectives are - in the following order of priority - safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. There can be no assurance, as is true with all investment companies, that the Fund's objectives will be achieved. The Fund pursues its objectives by maintaining a portfolio including the following investments diversified by maturities not exceeding one year or less (which maturities pursuant to Rule 2a-7 under the Investment Company Act of 1940 as amended (the "Act"), may extend to 397 days or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7):

          1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

          2. Repurchase agreements pertaining to the above securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate that is effective for the period of time the buyer's money is invested in the security and is not related to the coupon rate on the purchased security. Repurchase agreements are currently entered into with counterparties deemed to be creditworthy by Alliance Capital Management L.P. (the "Adviser" or "Alliance"), including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. For each repurchase agreement, the Fund requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a counterparty defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Fund might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

          Except as otherwise provided, the Fund's investment policies are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "Act") and may, therefore, be changed by the Trustees of the Trust without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

          Reverse Repurchase Agreements. While the Fund has no present plans to do so, it may enter into reverse repurchase agreements, which have the characteristics of borrowing and which involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

          When-Issued Securities. Certain new issues that the Fund is permitted to purchase are available on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs from within ten days to one month after the purchase of the issue. During the period between purchase and settlement, no payment is made by the Fund to the issuer and, thus, no interest accrues to the Fund from the transaction. When-issued securities may be sold prior to the settlement date, but the Fund makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of the Fund, U.S. Government securities or other liquid high grade debt securities having value equal to or greater than commitments held by the Fund. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If the Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value.

          Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Fund may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.

          While there are many kinds of short-term securities used by money market investors, the Fund, in keeping with its primary investment objective of safety of principal, generally restricts its portfolio to the types of investments listed above. Net income to shareholders is aided both by the Fund's ability to make investments in large denominations and by its efficiencies of scale. Also, the Fund may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The market value of the Fund's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

          Rule 2a-7 under the Act. The Fund will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.

          Currently, pursuant to Rule 2a-7, the Fund may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO ("the requisite NRSROs"). Unrated securities may also be Eligible Securities if the Adviser determines that they are of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix attached hereto. Securities in which the Fund invest may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

          Eligible securities are classified as either first tier or second tier securities. Generally, a first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations or is an unrated security deemed to be of comparable quality. Government Securities are also considered to be first tier securities. A security that has received the second highest rating by the requisite number of NRSROs is a second tier security. Under Rule 2a-7 the Fund may not invest more than five percent of its assets in the first tier securities of any one issuer other than the United States Government, its agencies and instrumentalities. The Fund may not invest in a second tier security if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.

          Senior Securities. The Fund will not issue senior securities except as permitted by the Act or the rules, regulations, or interpretations thereof.

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                     INVESTMENT RESTRICTIONS

-----------------------------------------------------------------

          The following restrictions are fundamental policies which may not be changed without the approval of a majority of the Fund's outstanding shares. As used in this prospectus, the term "majority of the Fund's outstanding shares" means the affirmative vote of the holders of (a) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (b) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or in amount of the Fund's assets will not constitute a violation of that restriction.

            The Fund:

          1. May not purchase any security which has a maturity date more than one year(1) from the date of the Fund's purchase;

-------------------
(1) Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.

          2. May not purchase securities other than marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities, or repurchase agreements pertaining thereto;

          3. May not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's assets would be subject to repurchase agreements not terminable within seven days (which may be considered to be illiquid) or with any one seller(2) if, as a result thereof, more than 5% of the Fund's assets would be invested in repurchase agreements purchased from such seller; and may not enter into any reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed 10% of the Fund's assets;

---------------------
(2) Pursuant to Rule 2a-7, the seller of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

          4. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 10% of the Fund's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist;

          5. May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 10% of the Fund's assets;

          6. May not make loans, provided that the Fund may purchase securities of the type referred to in paragraph 2 above and enter into repurchase agreements with respect thereto; or

          7. May not act as an underwriter of securities.

-----------------------------------------------------------------

                            MANAGEMENT

-----------------------------------------------------------------


Trustee Information

          The business and affairs of the Fund are managed under the direction of the Trustees of the Trust. Certain information concerning the Trustees is set forth below.

                                                   PORTFOLIOS IN   OTHER
NAME, ADDRESS, AGE                                 FUND COMPLEX    DIRECTORSHIPS
OF TRUSTEE (YEARS    PRINCIPAL OCCUPATION(S)       OVERSEEN BY     HELD BY
OF SERVICE*)         DURING PAST 5 YEARS           TRUSTEE         TRUSTEE
------------------   -----------------------       -------------   ------------

INTERESTED TRUSTEE
John D. Carifa,**    President, Chief Operating     114            None
57, 1345 Avenue of   Office and a Director of
the Americas, New    Alliance Capital Management
York, NY 10105       Corporation ("ACMC"), with
                     which he has been associated
                     since prior to 1997.
DISINTERESTED
TRUSTEES
Sam Y. Cross,#+ 75,  Since prior to 1997,            15            Fuji Bank
200 East 66th        Executive Vice President of                   and Trust
Street, New York,    The Federal Reserve Bank of                   Co.
NY 10021 (10)        New York and manager for
                     foreign operations for The
                     Federal Reserve System. He is
                     Executive In Residence at
                     School of International and
                     Public Affairs, Columbia
                     University.

Charles P. Duell,#+  President of Middleton Place    15            None
64, Middleton Place  Foundation with which he has
Foundation, 4300     been associated since prior
Ashley River Road,   to 1997.  He is also a
Charleston, SC       Trustee Emeritus of the
29414 (17)           National Trust for Historic
                     Preservation and serves as
                     Chairman of the
                     Board of Architectural Review,
                     City of Charleston.

William H. Foulk,    An Investment Adviser and an   110            None
Jr.,#+ 69, 2 Sound   independent consultant.  He
View Drive, Suite    was formerly Senior Manager
100, Greenwich, CT   of Barrett Associates, Inc.,
06830 (18)           a registered investment
                     adviser, with which he had
                     been associated since prior
                     to 1997.  He was formerly
                     Deputy Comptroller of the
                     State of New York and, prior
                     thereto, Chief Investment
                     Officer of the New York Bank
                     for Savings.

David K. Storrs,#+   President and Chief Executive   15            None
58, 2960 Post Road,  Officer of Alternative
Southport, CT 06890  Investment Group, LLC (an
(13)                 investment firm).  He was
                     formerly President of The
                     Common Fund (investment
                     management educational
                     institution) with which he
                     had been since prior to 1997.

Shelby White,#+ 64,  An author and financial         15            None
One Sutton Place     journalist.
South, New York, NY
10022 (10)

-----------
*    There is no stated term of office for the Trust's Trustees.
** Mr. Carifa is an "interested person", as defined in the Act, of the Trust because of an affiliation with Alliance.
#    Member of the Audit Committee.
+    Member of the Nominating Committee.

          The Trustees of the Trust have two standing committees -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Fund's financial reporting process. The Audit Committee met two times during the Fund's most recently completed fiscal year. The function of the Nominating Committee is to nominate persons to fill any vacancies of the Trustees. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. The Nominating Committee did not meet during the Fund's most recently completed fiscal year.

          In approving the most recent annual continuance of the Fund's advisory agreement (the "Advisory Agreement"), the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Trustees were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the disinterested trustees meeting separately from the other Trustees with experienced counsel that is independent of the Adviser.

          The Trustees' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of the Fund, as well as senior management's attention to any portfolio management issues, were considered. The Fund's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Trustees also considered the expense limitation provision in the Advisory Agreement that sets an expense cap on overall Fund expenses and provides for waiver of fees by the Adviser or reimbursement if needed to meet such cap, the scope and quality of the in-house research capability of the Adviser and other resources dedicated to performing its services. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of on-going reports by management as to compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent accountants in periodic meetings with the Fund's Audit Committee.

          In reviewing the fees payable under the Advisory Agreement, the Trustees compared the fees and overall expense levels of the Fund to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Adviser and information compiled by an independent data service. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The Trustees considered information provided by the Adviser concerning the Adviser's profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, brokerage and transfer agency services to the Fund, the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions, and that the Advisory Agreement provides that the Fund reimburses the Adviser for the cost of providing certain administrative services. In evaluating the Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund.

          The Trustees also considered the business reputation of the Adviser and its financial resources. The Trustees evaluated the procedures and systems adopted by the Adviser that are designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Trustees also considered information concerning the policies and procedures of the Adviser with respect to the execution of portfolio transactions.

          No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather, the Trustees concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Fund to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

          The dollar range of the Fund's securities owned by each Trustee and the aggregate dollar range of securities owned in the Alliance Fund Complex by each Trustee are set forth below.

                                                       Aggregate Dollar Range
                                                       of Equity Securities in
                             Dollar Range of Equity    the Alliance Fund
                             Securities in the Fund    Complex as of
                             as of December 31, 2001   December 31, 2001
                             -----------------------   ------------------------

John D. Carifa               Over $100,000             Over $100,000
Sam Y. Cross                 $0 - $10,000              $10,001 - $50,000
Charles P. Duell             Over $100,000             Over $100,000
William H. Foulk, Jr.        $0 - $10,000              Over $100,000
David K. Storrs              $10,001 - $50,000         $10,001 - $50,000
Shelby White                 $10,001 - $50,000         $10,001 - $50,000

Officer Information

          Certain information concerning the Fund's officers is set forth below.

                                                       PRINCIPAL OCCUPATION
NAME, ADDRESS* AND AGE    POSITION(S) HELD WITH FUND   DURING PAST 5 YEARS**
----------------------    --------------------------   ---------------------

John D.  Carifa, 57       Chairman                     See biography above.

Ronald M. Whitehill, 64   President                    Senior Vice President of
                                                       ACMC** and Chief
                                                       Executive Officer of
                                                       Alliance Cash
                                                       Management Services
                                                       with which he has
                                                       been associated
                                                       since prior to
                                                       1997.

Kathleen A. Corbet, 42    Senior Vice President        Executive Vice President
                                                       of ACMC** with which she
                                                       has been associated since
                                                       prior to 1997.

Andrew M. Aran, 45        Senior Vice President        Senior Vice President of
                                                       ACMC** with which he has
                                                       been associated since
                                                       prior to 1997.

Drew A. Biegel, 51        Senior Vice President        Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

John R. Bonczek, 42       Senior Vice President        Senior Vice President of
                                                       Alliance Fund
                                                       Distributors, Inc.
                                                       ("AFD")** with which he
                                                       has been associated since
                                                       prior to 1997.

Doris T. Muller, 38       Senior Vice President        Vice President of AFD**
                                                       with which she has been
                                                       associated since prior to
                                                       1997.

Patricia Ittner, 51       Senior Vice President        Vice President of ACMC**
                                                       with which she has
                                                       been associated
                                                       since prior to 1997.

Robert I. Kurzweil, 51    Senior Vice President        Vice President of AFD**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

Raymond J. Papera, 46     Senior Vice President        Senior Vice President of
                                                       ACMC** with which he has
                                                       been associated since
                                                       prior to 1997.

Kenneth T. Carty, 41      Vice President               Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

John F. Chiodi, 36        Vice President               Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

Maria R. Cona, 47         Vice President               Vice President of ACMC**
                                                       with which she has been
                                                       associated since prior to
                                                       1997.

Joseph C. Dona, 41        Vice President               Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

William J. Fagan, 40      Vice President               Assistant Vice President
                                                       of AFD** with which he
                                                       has been associated since
                                                       prior to 1997.

Linda N. Kelley, 42       Vice President               Assistant Vice President
                                                       of AFD** with which she
                                                       has been associated since
                                                       prior to 1997.

Joseph R. LaSpina, 42     Vice President               Vice President of AFD**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

Edmund P. Bergan, Jr.,    Secretary                    Senior Vice President and
52                                                     the General Counsel of
                                                       AFD** and Alliance Global
                                                       Investor Services, Inc.
                                                       ("AGIS")** with which he
                                                       has been associated since
                                                       prior to 1997.

Mark D. Gersten, 52       Treasurer and Chief          Senior Vice President of
                          Financial Officer            AGIS** and Vice President
                                                       of AFD** with which he
                                                       has been associated since
                                                       prior to 1997.

Thomas R. Manley, 51      Controller                   Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

-------------
*    The address of each of the Fund's officers is 1345 Avenue
     of the Americas, New York, NY 10105.
**   ACMC, AFD and AGIS are affiliates of the Fund.



          The Trust does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Trust. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 2002, the aggregate compensation paid to each of the Trustees during calendar year 2001 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Trust nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.



                                                    Total Number
                                                    of Registered  Total Number
                                                    Investment     of Investment
                                                    Companies      Portfolios
                                                    within the     within the
                                                    Alliance Fund  Alliance Fund
                                      Total         Complex,       Complex,
                                      Compensation  Including the  Including the
                                      From the      Trust, as to   Trust, as to
                                      Alliance Fund which the      which the
                        Aggregate     Complex,      Trustee is a   Trustee is a
Name of Trustee         Compensation  Including the Director or    Director or
of the Trust            from the Fund Fund          Trustee        Trustee
---------------         ------------- ------------- -------------- ------------

John D. Carifa          $  -0-        $    -0-      53             114
Sam Y. Cross            $2,462        $ 14,000      3              15
Charles H.P. Duell      $2,462        $ 14,000      3              15
William H. Foulk, Jr.   $2,296        $249,400      49             110
David K. Storrs         $2,462        $ 14,750      3              15
Shelby White            $2,462        $ 14,000      3              15

          As of October 4, 2002, the Trustees and officers as a group owned less than 1% of the shares of the Fund.

The Adviser

          The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading global investment management firm supervising client accounts with assets as of June 30, 2002, totaling approximately $412 billion. Alliance provides mamangement services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.

          Alliance, an investment adviser registered under the Investment Advisers Act of 1940, is a Delaware limited partnership, of which ACMC, a wholly-owned subsidiary of AXA Financial, Inc., a Delaware corporation ("AXA Financial"), is the general partner. ACMC is also the general partner of Alliance Capital Management Holding L.P. ("Alliance Holding"), which is a Delaware limited partnership whose equity interests are traded on the New York Stock Exchange, Inc. (the "Exchange"), in the form of units. As of June 30, 2002, Alliance Holding owned approximately 30% of the outstanding units of limited partnership interests in Alliance ("Alliance Units"). As of June 30, 2002, AXA Financial and certain of its wholly-owned subsidiaries and related entities owned approximately 52% of the Alliance Units. AXA Financial is the wholly-owned subsidiary of AXA, a company organized under the laws of France. AXA is the holding company for an international group of companies in the insurance, asset management and other financial services businesses. Based on information provided by AXA, on March 1, 2002, approximately 17.8% of the issued ordinary shares (representing 28.8% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of March 1, 2002, 69.5% of the shares (representing 79.5% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") and 22.2% of the shares of Finaxa (representing 13.7% of the voting power) were owned by Paribas, a French bank. On March 1, 2002, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.6% of the issued ordinary shares (representing 33.2% of the voting power) of AXA.

          Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Fund pays an advisory fee at an annual rate of .50 of 1% of the first $1.25 billion of the average daily value of the Fund's net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, ..46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily net assets of the Fund in excess of $3 billion. The fee is accrued daily and paid monthly under the Advisory Agreement. Pursuant to the Advisory Agreement, the Adviser will reimburse the Fund to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the fiscal years ended June 30, 2000, 2001 and 2002, the Adviser received from the Fund, advisory fees (net of reimbursement for each fiscal year) of $27,785,105 (net of $1,675,047 of expense reimbursement), $31,775,344 (net of $854,325 of expense reimbursement) and $34,829,792 (net of $385,567 of expense reimbursement), respectively. In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registration and filing with the Commission and with state regulatory authorities. The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative accounting, and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Trust's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Trustees. The Fund paid to the Adviser a total of $180,000, for such services for the fiscal year ended June 30, 2002.

          The Fund has made arrangements with certain broker-dealers, including Sanford C. Bernstein & Co. LLC ("Bernstein"), an affiliate of the Adviser, whose customers are Fund shareholders pursuant to which payments are made to such broker-dealers performing recordkeeping and shareholder servicing functions. Such functions may include opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Fund's current yield and the status of shareholder accounts. The Fund pays fully disclosed and omnibus broker dealers (including Bernstein) for such services. The Fund may also pay for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses fully-disclosed broker-dealers at cost for personnel expenses involved in providing such services. All such payments must be approved or ratified by the Trustees. For the fiscal years ended June 30, 2000, 2001 and 2002, the Fund paid such broker-dealers a total of $11,843,632, $12,954,506 and $13,792,519, respectively, a portion of which was paid to the Adviser and its affiliates.

          The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement will continue in effect thereafter from year to year provided that such continuance is specifically approved annually by a vote of a majority of the outstanding shares of the Fund or by the Trust's Trustees, including in either case approval by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons as defined in the Act. Most recently, continuance of the Advisory Agreement for an additional annual term was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 10, 2002.

          The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction in regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

Distribution Services Agreement
-------------------------------

          Rule 12b-1 under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to Rule 12b-1 (the "Plan") with AFD (the "Distributor"), which applies to both series of the Trust. Pursuant to the Plan, the Fund makes payments each month to AFD in an amount that will not exceed, on an annualized basis, .25 of 1% of the Fund's aggregate average daily net assets. In addition, under the Agreement the Distributor makes payments for distribution assistance and for administrative, accounting and other services from its own resources which may include the management fee paid by the Fund.

          Payments under the Agreement are used in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor and Bernstein an affiliate of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. During the fiscal year ended June 30, 2002, the Fund made payments to the Distributor for expenditures, under the Agreement in amounts aggregating $19,036,310 which constituted .25 of 1% of the Fund's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $22,062,037. Of the $41,098,347 paid by the Adviser and the Fund under the Agreement, $42,444 was paid for advertising, printing, and mailing of prospectuses to persons other than current shareholders (the Fund's pro rata share was approximately $19,660); and $41,055,903 was paid to broker-dealers and other financial intermediaries for distribution assistance (the Fund's pro rata share was approximately $19,017,094.

          The administrative and accounting services provided by banks and other depository institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Fund. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative and accounting services described above. The Trustees will consider appropriate modifications to the Fund's operations, including discontinuance of payments under the Agreement to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

          The Treasurer of the Fund reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.

          The Agreement became effective on July 22, 1992. The Agreement will continue in effect, thereafter from year to year provided that such continuance is specifically approved annually by a majority vote of the Trustees who neither are interested persons of the Trust nor have any direct or indirect financial interest in the Agreement or in any related agreement, cast in person at a meeting called for that purpose. Most recently, continuance of the Agreement for an additional annual term was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 10, 2002.

          All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Distributor. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than 60 days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Distributor and will terminate automatically in the event of its assignment.

          The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc., which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to ..75% and .25%, respectively, of average annual net assets.

---------------------------------------------------------------

                PURCHASE AND REDEMPTION OF SHARES

---------------------------------------------------------------

          The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

          Generally, shares of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed.

Accounts Maintained Through Financial Intermediaries Permitting
Direct Purchases and Redemptions:

     Opening Accounts - New Investments

     A. When Funds are Sent by Wire (the wire method permits immediate credit)

          (1) Telephone the Fund toll-free at (800) 221-5672. The Fund will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number (social security number for an individual). The Fund will then provide you with an account number.

          (2)  Instruct your bank to wire Federal funds (minimum
               $1,000) exactly as follows:

               ABA 0110 0002-8
               State Street Bank and Trust Company
               Boston, MA  02101
               Alliance Government Reserves
               DDA 9903-279-9

               Your account name as registered with the Fund
               Your account number as registered with the Fund

          (3)  Mail a completed Application Form to:

               Alliance Global Investor Services, Inc.
               Attn:  Money Funds
               P.O. Box 786003
               San Antonio, Texas
               78278-6003

     B.   When Funds are Sent by Check

          (1)  Fill out an Application Form.

          (2) Mail the completed Application Form along with your check or negotiable bank draft (minimum
               $1,000), payable to "Alliance Government
               Reserves," to AGIS, P.O. Box 786003, San Antonio,
               Texas 78278-6003.

Subsequent Investments

     A.   Investments by Wire (to obtain immediate credit)

          Instruct your bank to wire Federal funds (minimum $100) to State Street Bank and Trust Company ("State Street Bank") as in A(2) above.

     B.   Investments by Check

          Mail your check or negotiable bank draft (minimum
$100), payable to "Alliance Government Reserves," to AGIS, P.O.
Box 786003, San Antonio, Texas 78278-6003.

          Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

Investments Made by Check

          Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

          Proceeds from any subsequent redemption by you of Fund shares that were purchased by check or electronic funds transfer will not be forwarded to you until the Fund is reasonably assured that your check or electronic funds transfer has cleared, up to fifteen days following the purchase date. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

Redemptions

     A.   By Telephone

          You may withdraw any amount from your account on any Fund business day (i.e., any weekday exclusive of days on which the Exchange or State Street Bank is closed) via orders given to AGIS by telephone toll-free (800) 221-5672. Such redemption orders must include your account name as registered with the Fund and the account number.

          If your telephone redemption order is received by AGIS prior to 12:00 Noon (Eastern time), we will send the proceeds in Federal funds by wire to your designated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by AGIS after 12:00 Noon and before 4:00 p.m., we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.

          During periods of drastic economic or market developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iii) held in any retirement plan account. Neither the Fund, the Adviser, nor AGIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

     B.   By Checkwriting

          With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the checkwriting service, except that State Street Bank may impose charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. There may be a charge for check reorders.

          The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

     C.   By Mail

          You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to AGIS, P.O. Box 786003, San Antonio, Texas 78278-6003. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

-----------------------------------------------------------------

                      ADDITIONAL INFORMATION

-----------------------------------------------------------------

          Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, the Distributor accepts purchase orders from its customers up to 2:15 p.m. Eastern time for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

          Orders for the purchase of Fund shares become effective at the next transaction time after Federal funds or bank wire monies become available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

          All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value. To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, checkwriting or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

          Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to AGIS, P.O. Box 786003, San Antonio, Texas 78278-6003, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.

          Automatic Investment Program. A shareholder may purchase shares of the Fund through an automatic investment program through a bank that is a member of the National Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Fund or AGIS at (800) 221-5672.

          Retirement Plans. The Fund's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Fund has available forms of individual retirement account (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan). Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AGIS at (800) 221-5672.

          The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AGIS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.

          Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Fund, such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AGIS at (800) 221-5672.

          The Fund has the right to close out an account if it has a zero balance on December 31 and no account activity for the first six months of the subsequent year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number. Otherwise, the account should be re-opened pursuant to procedures described above or through instructions given to a financial intermediary.

          A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday on which the Exchange is open for trading and State Street Bank is open. The Exchange is generally closed on national holidays and on Martin Luther King, Jr. Day and Good Friday; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday, neither purchases nor wired redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the Exchange is closed (other than customary weekend and holiday closings), when trading on the Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and the income earned. No interest will accrue on amounts represented by uncashed redemption checks.

---------------------------------------------------------------

        DAILY DIVIDENDS--DETERMINATION OF NET ASSET VALUE

---------------------------------------------------------------

          All net income of the Fund is determined after the close of each business day, currently 4:00 p.m. Eastern time (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs. No interest will accrue on uncashed distribution checks.

          Net income consists of all accrued interest income on Fund portfolio assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income. Net asset value per share is expected to remain constant at $1.00 since all net income is declared as a dividend each time net income is determined.

          The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

          The Fund maintains procedures designed to maintain, to the extent reasonably possible, the price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees to the extent required by Rule 2a-7 under the Act at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Fund calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

          The net asset value of the shares is determined each business day at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share is calculated by taking the sum of the value of the Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

-----------------------------------------------------------------

                              TAXES

-----------------------------------------------------------------

          The Fund has qualified in each fiscal year to date and intends to qualify in each future year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended, and, as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since the Fund distributes all of its net income and capital gains, the Fund itself should thereby avoid all Federal income and excise taxes.

          For shareholders' Federal income tax purposes, all distributions by the Fund out of interest income and net realized short-term capital gains are treated as ordinary income and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder has held shares in the Fund. Since the Fund derives nearly all of its gross income in the form of interest and the balance in the form of short-term capital gains, it is expected that for corporate shareholders, none of the Fund's distributions will be eligible for the dividends-received deduction under current law.

---------------------------------------------------------------

                       GENERAL INFORMATION

---------------------------------------------------------------

          Portfolio Transactions. Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

          The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. During the fiscal years ended June 30, 2000, 2001 and 2002, the Fund paid no brokerage commissions.

          Capitalization. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees, in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class would be governed by the Act and the law of the Commonwealth of Massachusetts. If shares of another class were issued in connection with the creation of a second portfolio, each share of either portfolio would normally be entitled to one vote for all purposes. Generally, shares of both portfolios would vote as a single series for the election of Trustees and on any other matter that affected both portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as separate classes.

          At October 4, 2002, there were 8,324,552,604 shares of beneficial interest of the Fund outstanding. To the knowledge of the Fund the following persons owned of record and no person owned beneficially, 5% or more of the outstanding shares of the Portfolio as of October 4, 2002:


                                             No. of               % of
Name and Address                             Shares               Class
----------------                             ------               ------

Janney Montgomery Scott
As Agent Omnibus A/C For
Exclusive Benefit of Customers
1801 Market Street
Philadelphia, PA 19103-1628                  483,836,983          5.81%

Pershing as Agent
Omnibus Account for
Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0002                  882,017,080         10.60%

Pershing as Agent
Omnibus Account for
Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0002                6,276,883,967         75.40%


          Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or officers of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

          Custodian. State Street Bank and Trust Company, P.O.
Box 1912, Boston, Massachusetts 02105, serves as the Fund's custodian for the assets of the Fund but plays not part in deciding the purchase and sale of portfolio securities.

          Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New
York, counsel for the Fund and the Adviser.

          Accountants. The Fund's independent accountants are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New
York, New York 10036.

          Yield Quotations. Advertisements containing yield quotations for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933. Yield quotations are thus determined by (i) computing the net change over a seven-day period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of such period, and (iii) multiplying such base period return by (365/7)--with the resulting yield figure carried to the nearest hundredth of one percent. The Fund's effective annual yield represents a compounding of the annualized yield according to the following formula:

          effective yield = [(base period return + 1)365/7] - 1

          Additional Information. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

---------------------------------------------------------------

    FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------

          The financial statements and the report of PricewaterhouseCoopers LLP of Alliance Government Reserves are incorporated herein by reference to its annual report filing made with the SEC pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder. The annual report is dated June 30, 2002 and was filed on August 29, 2002. It is available without charge upon request by calling AGIS at (800) 221-5672. The Trust's financial statements include the financial statements of each of the Trust's portfolios.

---------------------------------------------------------------

                             APPENDIX

---------------------------------------------------------------

A-1+, A-1 and Prime-1 Commercial Paper Ratings

          "A-1+" is the highest, and "A-1" the second highest, commercial paper rating assigned by Standard & Poor's Corporation ("Standard & Poor's") and "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Standard & Poor's uses the numbers 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A", while Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime." Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average; long term debt rating is A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow are in an upward trend; and typically, the issuer is a strong company in a well-established industry and has superior management. Commercial paper issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk; margins of support for current indebtedness are large or stable with cash flow and asset protection well assured; current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available; and while protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

AAA & AA and Aaa & Aa Bond Ratings

          Bonds rated AAA and Aaa have the highest ratings assigned to debt obligations by Standard & Poor's and Moody's, respectively. Standard & Poor's AAA rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by Standard & Poor's also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and the majority of instances they differ from AAA issues only in small degree. Moody's Aaa rating indicates the ultimate degree of protection as to principal and interest. Moody's Aa rated bonds, though also high-grade issues, are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger.

                              PART C
                        OTHER INFORMATION

ITEM 23. Exhibits

         (a)   Declaration of Trust of the Registrant -
               Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 25 of the
               Registrant's Registration Statement on Form N-1A
               (File Nos. 2-63315 and 811-2889) filed with the Securities and Exchange Commission on October 28,
               1997.

         (b) By-Laws of the Registrant - Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 25 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-63315 and 811-2889)
               filed with the Securities and Exchange Commission on October 28, 1997.

         (c)   Not applicable.

         (d) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 25 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-63315 and 811-2889)
               filed with the Securities and Exchange Commission on October 28, 1997.

         (e) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc., amended as of January 1, 1998 - Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 26 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-63315 and 811-2889)
               filed with the Securities and Exchange Commission on October 30, 1998.

         (f)   Not applicable.

         (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 25 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-63315 and 811-2889) filed with the Securities and Exchange Commission on October 30, 1997.

               (2) Amendment to Custodian Contract between the Registrant and State Street Bank and Trust Company
               - Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 25 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-63315 and 811-2889) filed with the Securities and Exchange Commission on October 30, 1997.

         (h) Transfer Agency Agreement between the Registrant and Alliance Global Investor Services, Inc. - Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 25 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-63315 and 811-2889) filed with the Securities and Exchange Commission on October 30, 1997.

         (i) Opinion and Consent of Seward & Kissel LLP - Filed herewith.

         (j) Consent of Independent Accountants - Filed herewith.

         (k)   Not applicable.

         (l)   Not applicable.

         (m)   Rule 12b-1 Plan - See Exhibit (e) hereto.

         (n)   Not applicable.

         (o)   Reserved.

         (p)   Not applicable. (Money Market Fund)

         Other Exhibit:

               Powers of Attorney of: John D. Carifa, Sam Y. Cross, Charles H.P. Duell, William H. Foulk, Jr., David K. Storrs and Shelby White -
               Incorporated by reference to Other
               Exhibits to Post-Effective Amendment No. 30 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-63315 and 811-2889) filed with the Securities and Exchange Commission on October 30, 2001.

ITEM 24. Persons Controlled by or under Common Control with Registrant.

         None.

ITEM 25. Indemnification

         It is the Registrant's policy to indemnify its trustees and officers, employees and other agents as set forth in Article V of Registrant's Agreement and Declaration of Trust, filed as Exhibit (a) in response to Item 23 and Section 7 of the Distribution Agreement filed as Exhibit (e) in response to Item 23, all as set forth below. The liability of the Registrant's trustees and officers is also dealt with in Article V of Registrant's Agreement and Declaration of Trust. The Adviser's liability for loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d) in response to
         Item 23, as set forth below.

         Article V of Registrant's Agreement and Declaration of
         Trust reads as follows:

         Section 5.1 - No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property, including the or any series thereof. No Trustee, officer, employee or agent of the Trust shall property of any series of the Trust, or the acts, obligations or affairs of the Trust be subject to any personal liability whatsoever to any Person, other than the Trust or applicable series thereof or its Shareholders, in connection with Trust Property or the property of any series thereof or the affairs of the Trust or any series thereof, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property or the property of the appropriate series of the Trust for satisfaction of claims of any nature arising in connection with the affairs of the Trust or any series thereof. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability, provided that any such expenses shall be paid solely out of the funds and property of the series of the Trust with respect to which such Shareholder's Shares are issued. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

         Section 5.2 - Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

         Section 5.3 - Indemnification.
         (a) The Trustees shall provide for indemnification by the Trust (or by the appropriate series thereof) of every person who is, or has been, a Trustee or officer of the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the By-Laws.

         (b) The words "claim," "action," "suit," or
         "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         Section 5.4 - No Bond Required of Trustees. No Trustee shall be obligated to give any bond or other security for performance of any of his duties hereunder.

         Section 5.5 - No Duty of Investigation; Notice in Trust Instruments, Insurance. No purchaser, lender, transfer agent or other Person dealing with the Trustees or any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacity as Trustees under the Declaration or in their capacity as officers, employees or agents of the Trust. Every written obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking made or issued by the Trustees shall recite that the same is executed or made by them not individually, but as Trustees under the Declaration, and that the obligations of any such instrument are not binding upon any of the Trustees or Shareholders, individually, but bind only the Trust Property or the property of the appropriate series of the Trust, and may contain any further recital which they or he may deem appropriate, but the omission of such recital shall not operate to bind the Trustees or Shareholders individually. The Trustees shall at all times maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

         Section 5.6 - Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel or upon reports made to the Trust by any of its officers or employees or by the Investment Adviser, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

         The Advisory Agreement between Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

         The Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in or necessary to make the statements in either thereof not misleading; provided, however that nothing therein shall be so construed as to protect Alliance Fund Distributors, Inc. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

         The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Advisory Agreement between Registrant and Alliance Capital Management L.P. and the Distribution Agreement between Registrant and Alliance Fund Distributors, Inc.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         In accordance with Release No. IC-11330 (September 2,
         1980) the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or
         (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company.

ITEM 26. Business and Other Connections of Investment Adviser.

         The descriptions of Alliance Capital Management L.P. under the caption "The Adviser" in the Prospectus and "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27. Principal Underwriters

         (a)   Alliance Fund Distributors, Inc., the Registrant's
               Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund
               Distributors, Inc. also acts as Principal
               Underwriter or Distributor for the following investment companies:

               AFD Exchange Reserves
               Alliance All-Asia Investment Fund, Inc.
               Alliance Americas Government Income Trust, Inc. Alliance Balanced Shares, Inc.
               Alliance Bond Fund, Inc.
               Alliance Capital Reserves
               Alliance Disciplined Growth Fund, Inc.
               Alliance Dynamic Growth Fund, Inc.
               Alliance Emerging Market Debt Fund, Inc.
               Alliance Global Growth Trends Fund, Inc.
               Alliance Global Small Cap Fund, Inc.
               Alliance Global Strategic Income Trust, Inc.
               Alliance Government Reserves
               Alliance Greater China '97 Fund, Inc.
               Alliance Growth and Income Fund, Inc.
               Alliance Health Care Fund, Inc.
               Alliance High Yield Fund, Inc.
               Alliance Institutional Funds, Inc.
               Alliance Institutional Reserves, Inc.
               Alliance International Premier Growth Fund, Inc. Alliance Mid-Cap Growth Fund, Inc.
               Alliance Multi-Market Strategy Trust, Inc.
               Alliance Municipal Income Fund, Inc.
               Alliance Municipal Income Fund II
               Alliance Municipal Trust
               Alliance New Europe Fund, Inc.
               Alliance Premier Growth Fund, Inc.
               Alliance Quasar Fund, Inc.
               Alliance Select Investor Series, Inc.
               Alliance Technology Fund, Inc.
               Alliance Variable Products Series Fund, Inc.
               Alliance Worldwide Privatization Fund, Inc.
               AllianceBernstein Blended Style Series, Inc.
               AllianceBernstein Disciplined Value Fund, Inc. AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Trust
               AllianceBernstein Utility Income Fund, Inc.
               Sanford C. Bernstein Fund, Inc.
               The Alliance Portfolios
               The Korean Investment Fund, Inc.

         (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                             POSITIONS AND                  POSITIONS AND
                             OFFICES WITH                   OFFICES WITH
NAME                         UNDERWRITER                    REGISTRANT
----                         -------------                  --------------

Michael J. Laughlin          Director and Chairman

John D. Carifa               Director                       Trustee

Richard K. Saccullo          Director

Robert L. Errico             Director and President

David Conine                 Executive Vice President

Richard A. Davies            Executive Vice President
                             and Managing Director

Edmund P. Bergan, Jr.        Senior Vice President,         Secretary
                             General Counsel and
                             Secretary

Benji A. Baer                Senior Vice President

Amy I. Belew                 Senior Vice President

John R. Bonczek              Senior Vice President

John R. Carl                 Senior Vice President

William W. Collins, Jr.      Senior Vice President

Richard W. Dabney            Senior Vice President

Mark J. Dunbar               Senior Vice President

John C. Endahl               Senior Vice President

John Edward English          Senior Vice President


John A. Gagliano             Senior Vice President

Andrew L. Gangolf            Senior Vice President          Assistant
                             and Assistant General          Secretary
                             Counsel

John Grambone                Senior Vice President

William B. Hanigan           Senior Vice President

Bradley F. Hanson            Senior Vice President

Geoffrey L. Hyde             Senior Vice President

Robert H. Joseph, Jr.        Senior Vice President

George H. Keith              Senior Vice President

Richard D. Keppler           Senior Vice President

Richard E. Khaleel           Senior Vice President

Henry Michael Lesmeister     Senior Vice President

Susan L. Matteson-King       Senior Vice President

Shawn P. McClain             Senior Vice President

Daniel D. McGinley           Senior Vice President

Patrick J. Mullen            Senior Vice President

Joanna D. Murray             Senior Vice President

Daniel A. Notto              Senior Vice President

John J. O'Connor             Senior Vice President

Antonios G. Poleondakis      Senior Vice President

Robert E. Powers             Senior Vice President

Domenick Pugliese            Senior Vice President          Assistant
                             and Assistant General          Secretary
                             Counsel


John P. Schmidt              Senior Vice President

Kurt H. Schoknecht           Senior Vice President

Raymond S. Sclafani          Senior Vice President

Gregory K. Shannahan         Senior Vice President

Scott C. Sipple              Senior Vice President

Joseph F. Sumanski           Senior Vice President

Peter J. Szabo               Senior Vice President

Michael J. Tobin             Senior Vice President

Joseph T. Tocyloski          Senior Vice President

David R. Turnbough           Senior Vice President

Craig E. Welch               Senior Vice President


Richard A. Winge             Senior Vice President

Emilie D. Wrapp              Senior Vice President
                             and Assistant General
                             Counsel

Keith A. Yoho                Senior Vice President

Patrick E. Ryan              Vice President and
                             Chief Financial Officer

Gerard J. Friscia            Vice President &
                             Controller

Michael W. Alexander         Vice President

Ricardo Arreola              Vice President

Peter J. Barber              Vice President

Kenneth F. Barkoff           Vice President

Charles M. Barrett           Vice President

Matthew F. Beaudry           Vice President

Gregory P. Best              Vice President

Dale E. Boyd                 Vice President

Robert F. Brendli            Vice President

Thomas C. Callahan           Vice President

Kevin T. Cannon              Vice President

John M. Capeci               Vice President

John P. Chase                Vice President

Doris T. Ciliberti           Vice President

Leo H. Cook                  Vice President

Russell R. Corby             Vice President

Dwight P. Cornell            Vice President

Michael R. Crimmins          Vice President

John W. Cronin               Vice President

Robert J. Cruz               Vice President

Daniel J. Deckman            Vice President

Sherry V. Delaney            Vice President

Faith C. Deutsch             Vice President

Janet B. DiBrita             Vice President

Richard P. Dyson             Vice President

Adam E. Engelhardt           Vice President

Sohaila S. Farsheed          Vice President

John J. Fennessy             Vice President

Mark D. Gersten              Vice President                 Treasurer and
                                                            Chief Financial
                                                            Officer

Hyman Glasman                Vice President

Thomas R. Graffeo            Vice President

Timothy J. Greeley           Vice President

Alan Halfenger               Vice President

Michael S. Hart              Vice President

Jean-Francois Y. Hautemulle  Vice President

Timothy A. Hill              Vice President

George R. Hrabovsky          Vice President

Dinah J. Huntoon             Vice President

Scott Hutton                 Vice President

Anthony D. Ialeggio          Vice President

Theresa Iosca                Vice President

Oscar J. Isoba               Vice President

Danielle M. Klaskow          Vice President

Victor Kopelakis             Vice President

Richard D. Kozlowski         Vice President

Daniel W. Krause             Vice President

Donna M. Lamback             Vice President

P. Dean Lampe                Vice President

Joseph R. Laspina            Vice President

Eric L. Levinson             Vice President

Laurel E. Lindner            Vice President

James M. Liptrot             Vice President

James P. Luisi               Vice President

Michael F. Mahoney           Vice President

Scott T. Malatesta           Vice President

Kathryn Austin Masters       Vice President

Jeffrey P. Mellas            Vice President

Michael V. Miller            Vice President

Marcia L. Mohler             Vice President

Thomas F. Monnerat           Vice President

Charles B. Nanick            Vice President

Michael F. Nash, Jr.         Vice President

Timothy H. Nasworthy         Vice President

Jamie A. Nieradka            Vice President

Nicole Nolan-Koester         Vice President

Peter J. O'Brien             Vice President

Richard J. Olszewski         Vice President

Albert Orokos                Vice President

Todd P. Patton               Vice President

Jeffrey R. Petersen          Vice President

Catherine N. Peterson        Vice President

Mark A. Pletts               Vice President

James J. Posch               Vice President


Carol H. Rappa               Vice President

John D. Raring               Vice President


Arlene L. Reddington         Vice President

Bruce W. Reitz               Vice President

James A. Rie                 Vice President

Karen C. Satterberg          Vice President

Eileen B. Sebold             Vice President

Stephanie Seminara           Vice President

Richard J. Sidell            Vice President

Teris A. Sinclair            Vice President

Rayandra E. Slonina          Vice President

Bryant B. Smith              Vice President

Jeffrey C. Smith             Vice President

William J. Spector           Vice President

Eileen Stauber               Vice President

Gordon Telfer                Vice President

Elizabeth K. Tramo           Vice President

Benjamin H. Travers          Vice President

Michael D. Underhill         Vice President


Marie R. Vogel               Vice President

Wayne W. Wagner              Vice President

Jesse L. Weissberger         Vice President

Mark E. Westmoreland         Vice President

Paul C. Wharf                Vice President

Scott Whitehouse             Vice President

Matthew Witschel             Vice President

Michael A. Wolfsmith         Vice President

Stephen P. Wood              Vice President

Richard J. Appaluccio        Assistant Vice President

Omar J. Aridi                Assistant Vice President

Joseph D. Asselta            Assistant Vice President

Andrew Berger                Assistant Vice President

Susan Bieber                 Assistant Vice President

Paul G. Bishop               Assistant Vice President

Daniel U. Brakewood          Assistant Vice President

Henry Brennan                Assistant Vice President

Alan T. Brum                 Assistant Vice President

Mark S. Burns                Assistant Vice President

Maria L. Carreras            Assistant Vice President

Judith A. Chin               Assistant Vice President

Jorge Ciprian                Assistant Vice President

Jeffrey T. Coghan            Assistant Vice President

Kenneth J. Connors           Assistant Vice President

Shawn M. Conroy              Assistant Vice President

Jean A. Coomber              Assistant Vice President

Jennifer DeLong              Assistant Vice President

Ralph A. DiMeglio            Assistant Vice President

Timothy J. Donegan           Assistant Vice President

Bernard J. Eng               Assistant Vice President

Jeffrey M. Eschert           Assistant Vice President

Michael J. Eustic            Assistant Vice President


Marci Green                  Assistant Vice President

Arthur F. Hoyt, Jr.          Assistant Vice President

Mark W. Hubbard              Assistant Vice President

David A. Hunt                Assistant Vice President

Kumar Jagdeo II              Assistant Vice President

Michael J. Kawula            Assistant Vice President

Elizabeth E. Keefe           Assistant Vice President

Edward W. Kelly              Assistant Vice President

Thomas J. Khoury             Assistant Vice President

Jeffrey M. Kusterer          Assistant Vice President

Evamarie C. Lombardo         Assistant Vice President

Gary D. McConnel             Assistant Vice President


Daniel K. McGouran           Assistant Vice President

Richard F. Meier             Assistant Vice President

Steven M. Miller             Assistant Vice President

Jeffrey D. Mosco             Assistant Vice President


Alex E. Pady                 Assistant Vice President

Wandra M. Perry-
 Hartsfield                  Assistant Vice President

Rizwan A. Raja               Assistant Vice President

Brendan J. Reynolds          Assistant Vice President

Patricia Ridella             Assistant Vice President


Lauryn A. Rivello            Assistant Vice President

Christopher P. Rodney        Assistant Vice President

Peter V. Romeo               Assistant Vice President

Jessica M. Rozman            Assistant Vice President

Christina Santiago           Assistant Vice President
                             and Counsel


Matthew J. Scarlatta         Assistant Vice President

John Scialabba               Assistant Vice President

Orlando Soler                Assistant Vice President

Nancy D. Testa               Assistant Vice President


Elsia M. Vasquez             Assistant Vice President



Tracianne Williams           Assistant Vice President

Nina C. Wilkinson            Assistant Vice President

Mark R. Manley               Assistant Secretary

         (c)      Not applicable.

ITEM 28. Location of Accounts and Records.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Global Investor Services, Inc. 500 Plaza Drive, Secaucus, New Jersey 07094 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 29. Management Services.

         Not applicable.

ITEM 30. Undertakings.

         Not Applicable.

                            SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of October 2002.

                                               ALLIANCE GOVERNMENT RESERVES

                                               By: /s/Ronald M. Whitehill
                                               ----------------------------
                                                   Ronald M. Whitehill
                                                   President

         Pursuant to the requirements of the Securities Act of l933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURE                   TITLE               DATE

1)       Principal
         Executive Officer

         /s/ Ronald M. Whitehill           President        October 25, 2002
         -----------------------
         Ronald M. Whitehill

2)       Principal Financial and
         Accounting Officer

         /s/ Mark D. Gersten            Treasurer and       October 25, 2002
         -------------------            Chief Financial
         Mark D. Gersten                Officer

3)       All of the Trustees

         John D. Carifa                 David K. Storrs
         Sam Y. Cross                   Shelby White
         Charles H.P. Duell
         William H. Foulk, Jr.

         By: /s/ Edmund P. Bergan, Jr.                      October 25, 2002
             -------------------------
             Edmund P. Bergan, Jr.
             (Attorney-in-fact)

                        INDEX TO EXHIBITS

EXHIBIT NO.       DESCRIPTION OF EXHIBITS

(i)               Opinion and Consent of Seward & Kissel LLP

(j)               Consent of Independent Accountants




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